SELIGMAN

MUNICIPAL FUND SERIES, INC.

TIME
TIME

ANNUAL REPORT
SEPTEMBER 30, 2002

Seeking Income Exempt From Regular Income Tax.

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864

SELIGMAN — TIMES CHANGE…VALUES ENDURE

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

James, Jesse, and Joseph Seligman, 1870

TIMES CHANGE...

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 138 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end investment company — Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance that professional investment management could have in building wealth for individual investors, and began managing its first mutual fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including equity funds that specialize in small companies, technology, or international securities, and bond funds that focus on high-yield issuers, US government bonds, or municipal securities.

...VALUES ENDURE

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman in the new millennium.

TABLE OF CONTENTS
To the Shareholders	1
Interview With Your Portfolio Manager	2
Performance Overview and
Portfolio Summary	4
Portfolios of Investments	19
Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets	44
Notes to Financial Statements	49
Financial Highlights	59
Report of Independent Auditors	72
Directors and Officers of the Fund	73
For More Information	76
Glossary of Financial Terms	77

TO THE SHAREHOLDERS

Significant volatility in the equity markets helped to make the year ended September 30, 2002 a strong one for municipal bonds. During this time period, each Series in Seligman Municipal Fund Series continued to pay attractive yields exempt from regular federal and/or state income taxes, while maintaining high-quality portfolios.

     Early in the past year, the US economy began rebounding strongly from 2001’s recession. By mid-2002, however, the recovery appeared to be losing steam. While gross domestic product (GDP) grew at a strong annualized rate of 5.0% in the first quarter of 2002, it fell sharply in the second quarter, managing to expand at a 1.3% annual rate. Third-quarter GDP growth was better, coming in at a 3.1% annualized rate. Corporate accounting scandals and geopolitical uncertainty further dampened investors’ enthusiasm for equities, causing the stock market to post heavy losses through September. Most recently, durable goods orders dropped and consumer confidence fell sharply. We are closely watching consumer confidence levels, given the important role consumer spending plays in the economy.

     In response to stock market volatility, an increasing number of investors sought refuge in municipal bonds and other fixed income securities. Even as municipal new issuance soared, investor demand was able to absorb the new supply. As the economic recovery appeared more uncertain and investor demand increased, yields for both US Treasuries and municipal bonds decreased overall for the one-year period. The 10-year Treasury had risen to well over 5.00% in early 2002 due to positive economic signs. On September 30, 2001, the yield on the 10-year Treasury bond was 4.60%, but by September 30, 2002, it had declined to 3.63%. During the same period, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, fluctuated within a more modest 66-basis-point range, ending the period with yields at a 34-year low. Municipal yields declined less than Treasury yields, and for this reason municipal bonds have become particularly attractive in comparison to Treasury bonds.

     On November 6, 2002, the Federal Reserve Board reduced the federal funds rate by 50 basis points to 1.25%. It was the first rate cut of 2002, and it was intended to stimulate economic activity by further lowering borrowing costs. The rate cut could also provide psychological boost to investors and consumers. If economic weakness persists, Congress, with midterm elections now behind them, could realistically consider a fiscal stimulus.

     To varying degrees, the nation’s states and municipal ities are struggling with fiscal difficulties associated with the weak economy. States have responded to decreased tax revenues by slashing budgets, raising taxes, and tap ping reserves. Their financial situation will probably be challenging for some time to come, but, fortunately, investor demand for municipal bonds remains strong, and this can serve as an important source of financing for states and municipalities.

     Against this backdrop of economic uncertainty, the Fund’s strategy is to build portfolios composed of high-quality bonds. At fiscal year-end, at least 80% (and as much as 97%) of each Series’ portfolio holdings were rated within the three highest rating categories of Moody’s and Standard & Poor’s. We spend a great deal of time researching and monitoring municipal credits for inclusion in the Fund, and this approach has thus far insulated shareholders from the worst of the downturn. We trust it will continue to do so as the economic recovery strengthens, as we believe it will in 2003.

     We appreciate your confidence in Seligman Municipal Fund Series and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Manager, as well as each Series’ portfolio of investments, financial statements, and performance history, follows this letter.

By order of the Board of Directors,

William C. Morris Chairman
November 8, 2002	Brian T. Zino President

INTERVIEW WITH YOUR PORTFOLIO MANAGER,

THOMAS G. MOLES

Q:	What economic and market factors influenced Seligman Municipal Fund Series during the year ended September 30, 2002?
A:	Seligman Municipal Fund Series’ current fiscal year began on October 1, 2001, just three weeks after the events of September 11. For the next several weeks, municipal market activity was muted and long-term municipal yields remained stable. On October 31, 2001, the Treasury Department announced the elimination of 30-year Treasury bond auctions, sending municipal bond yields sharply lower. The rally was short-lived, however, as the economy began to exhibit signs of improvement. Long-term municipal yields began a gradual rise, reaching the high for the period in March. As the pace of the recovery slowed during the second half of the Fund’s fiscal year, long-term municipal yields moved steadily lower. Currently, municipal bond yields are at a 34-year low. Over the past twelve months, municipal yields fluctuated within a range of 66 basis points. In contrast, the 10-year Treasury experienced more than twice the volatility and the 30-year Treasury more than 1.5 times the volatility.

During the Fund’s fourth fiscal quarter, the decline in Treasury bond yields outpaced the decline in municipal bond yields. As a result, municipal bonds have become particularly attractive in comparison to Treasury bonds. At fiscal year end, long-term municipal bonds, as measured by the Bond Buyer 20-Bond Index, were yielding 124% of the 10-year Treasury bond, a new high for the ratio, and 99% of the 30-year Treasury, the highest level since 1998. For an investor in the highest federal income tax bracket, a municipal bond yield of 4.50% is equivalent to a taxable bond yield of 7.33%. At current ratios, we believe investors in lower tax brackets could potentially benefit from municipal bond ownership.

The low interest rate environment of the past year sparked a steady increase in municipal issuance that has yet to subside. Year-to-date, new issue supply is up 28% over the same period last year and is on track to break the previous record set in 1993. Demand for municipal bonds has been strong despite the low yield environment. The protracted equity bear market, as well as concerns about economic weakness, corporate accounting scandals, and the war on terrorism, prompted a growing number of investors to seek the relative safety and stability of the municipal market.

While we believe that the recession is technically over, economic growth remains weak. States and municipalities are experiencing severe budget deficits as a result of sharp declines in tax revenue and many will continue to struggle for some time to come. Still, most municipal issuers have managed to weather the recent downturn better than the previous recession. During the decade-long expansion, many states and municipalities amassed budget surpluses, lowered debt costs through refinancings, and maintained manageable debt levels.

For the quarter ended September 30, 2002, Moody’s Investors Service reported that overall rating upgrades exceeded downgrades by a ratio of 4.4 to 1. Standard & Poor’s downgraded more issuers than they upgraded, for a ratio of 1.2 to 1. The health care sector continued to experience more downgrades than upgrades, but the trend is improving as the industry stabilizes. The nation’s airlines, already struggling prior to September 11, continue to suffer credit deterioration. Valuations are at new lows for many carriers and the outlook for most airlines

A TEAM APPROACH

Seligman Municipal Fund Series is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund’s investment objective. Team members include Theresa Barion, Eileen Comerford, Audrey Kuchtyak, and Debra McGuinness.

INTERVIEW WITH YOUR PORTFOLIO MANAGER,

THOMAS G. MOLES

remains negative. Airport bonds have fared much better due to a broader source of revenue. The only exposure the Fund has to airline debt is a position of Delta Air Lines in the Georgia Series. While Delta Air Lines faces many of the same difficulties as other airlines, it continues to maintain a solid balance sheet and adequate liquidity. Most of the Series in the Fund own airport bonds, all of which are insured and rated AAA.

Q:	What was your investment strategy during this time?
A:	Our strategy for the past 12 months has been consistent with our positive interest rate and municipal market outlook. New purchases were concentrated in bonds with maturities of 30-40 years in order to maximize price appreciation potential as yields declined. To further improve the duration of the portfolios, we reduced short-call positions as well as shorter-maturity holdings.

In late July, we made the decision to increase cash positions. In our opinion, municipal valuations had become artificially high due to exceptionally robust demand for municipal securities. At the time we initiated our sell program, long-term municipal yields were at the lowest level since November despite market and economic conditions that would ordinarily have raised concerns of an increasing yield environment. While growth remains sluggish, the economy is nevertheless expanding. The price of oil has risen sharply in 2002, posing a potential risk to the rate of inflation. Lastly, burgeoning Treasury borrowing needs could spark an increase in interest rates when the current “flight-to-quality” demand for Treasury bonds weakens. It is our intention to maintain cash at current levels until we believe long-term municipal yields better reflect municipal market fundamentals.

A great deal of effort is put into the research of our health care credits. During the past year, a number of health care holdings were sold due to declines in creditworthiness, as well as to the failure on the part of some issuers to meet continuing disclosure requirements. We have attempted to maintain health care weightings by replacing bonds sold with stronger health care credits. For some time now, health care bond yields have exceeded those of most other sectors. Performance results for the health care sector have been strong during 2002.

Q:	What is your outlook?
A:	Consumer confidence has been weakening, falling to its lowest level since November 1993 before recovering somewhat. As consumer spending is key to any meaningful recovery, we remain cautiously optimistic with respect to near-term prospects for the economy. Over the long term, however, our outlook remains positive. We will continue to position the Fund’s portfolios to benefit from an extended period of modest economic growth and stable long-term interest rates. A steady improvement in stock market performance could elicit a modest increase in municipal yields as investors reallocate assets into equities. Nevertheless, given the relative attractiveness of municipal bonds in comparison to taxable bonds, municipal bonds would likely outperform taxable bonds in a rising yield environment.

We believe municipal bonds continue to provide investors with a significant yield advantage over taxable bonds. In addition, municipals can provide needed diversification, given the volatility in the equity market. While the stock market has historically provided superior investment returns in comparison to municipal investments, investors have been exposed to considerably higher risk in exchange for the extra performance. By adding municipal securities to the investment mix, risk profiles can be appreciably reduced. In terms of risks from credit default, we believe the highest-rated municipal bonds are second only to US government bonds. We believe that distinction is unlikely to change despite the current challenges facing municipal issuers.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

     The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Fund Series Class A shares, with and without the initial 4.75% maximum sales charge, and assume that all distributions within the period are invested in additional shares, for the 10-year period ended September 30, 2002, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performances of each Series of Seligman Municipal Fund Series Class C and Class D shares are not shown in the charts but are included in the table below each chart. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. It is important to keep in mind that the Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series. Past performance is not indicative of future investment results.

NATIONAL SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS

For Periods Ended September 30, 2002

		AVERAGE ANNUAL

					CLASS C	CLASS D
	SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
	MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge	0.83%	0.58%	4.03%	5.45%	n/a	n/a
Without Sales Charge	5.88	5.62	5.05	5.96	n/a	n/a
Class C**
With Sales Charge and CDSC	3.34	2.64	n/a	n/a	3.60%	n/a
Without Sales Charge and CDSC	5.40	4.67	n/a	n/a	3.91	n/a
Class D**
With 1% CDSC	4.40	3.67	n/a	n/a	n/a	n/a
Without CDSC	5.40	4.67	4.08	n/a	n/a	3.94%
Lehman Index***	8.58	8.93	6.63	6.90	7.01‡	6.21 ‡‡
NET ASSET VALUE				DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
				For Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01		DIVIDENDS†	CAPITAL GAIN†	SEC YIELD ††

Class A	$8.05	$7.78	$7.98	Class A	$0.364	—	3.47%
Class C	8.05	7.78	7.98	Class C	0.292	—	2.72
Class D	8.05	7.78	7.98	Class D	0.292	—	2.75
HOLDINGS BY MARKET SECTORø				MOODY’S/S&P RATINGS ø
Revenue Bonds			84%	Aaa/AAA	39%
General Obligation Bonds øø			16	Aa/AA	30
				A/A	13
WEIGHTED AVERAGE MATURITY			24.2 years	Baa/BBB	18

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

COLORADO SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

					AVERAGE ANNUAL

								CLASS C	CLASS D
			SIX		ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*		YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			2.64%		2.52%	4.67%	5.29%	n/a	n/a
Without Sales Charge			7.71		7.60	5.70	5.80	n/a	n/a
Class C**
With Sales Charge and CDSC			5.23		4.47	n/a	n/a	4.62%	n/a
Without Sales Charge and CDSC			7.25		6.59	n/a	n/a	4.96	n/a
Class D**
With 1% CDSC			6.25		5.59	n/a	n/a	n/a	n/a
Without CDSC			7.25		6.59	4.73	n/a	n/a	4.05%
Lehman Index***			8.58		8.93	6.63	6.90	7.01 ‡	6.21 ‡‡

NET ASSET VALUE						DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
						For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01				DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$7.69	$7.29	$7.47			Class A	$0.317	$0.012	3.14%
Class C	7.68	7.28	7.46			Class C	0.247	0.012	2.67
Class D	7.68	7.28	7.46			Class D	0.247	0.012	2.69

HOLDINGS BY MARKET SECTORø						MOODY’S/S&P RATINGSø
Revenue Bonds			89%			Aaa/AAA	62%
General Obligation Bondsøø			11			Aa/AA	6
						A/A	12
WEIGHTED AVERAGE MATURITY			22	.1 years		Baa/BBB	20

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

GEORGIA SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

					AVERAGE ANNUAL

								CLASS C	CLASS D
			SIX		ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS *		YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			1.47%		2.41%	4.48%	5.65%	n/a	n/a
Without Sales Charge			6.56		7.47	5.49	6.16	n/a	n/a
Class C**
With Sales Charge and CDSC			4.00		4.44	n/a	n/a	4.26%	n/a
Without Sales Charge and CDSC			6.07		6.49	n/a	n/a	4.56	n/a
Class D**
With 1% CDSC			5.07		5.49	n/a	n/a	n/a	n/a
Without CDSC			6.07		6.49	4.57	n/a	n/a	4.42%
Lehman Index***			8.58		8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE						DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
						For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01				DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.10	$7.77	$7.89			Class A	$0.348	$0.014	3.30%
Class C	8.12	7.79	7.91			Class C	0.277	0.014	2.54
Class D	8.12	7.79	7.91			Class D	0.277	0.014	2.56

HOLDINGS BY MARKET SECTORø						MOODY’S/S&P RATINGSø
Revenue Bonds			77%			Aaa/AAA	44%
General Obligation Bondsøø			23			Aa/AA	24
						A/A	26
WEIGHTED AVERAGE MATURITY			20	.8 years		Baa/BBB	3
						Ba/BB	3

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

LOUISIANA SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			2.71%	2.77%	4.70%	5.57%	n/a	n/a
Without Sales Charge			7.86	7.94	5.72	6.08	n/a	n/a
Class C**
With Sales Charge and CDSC			5.33	4.95	n/a	n/a	4.73%	n/a
Without Sales Charge and CDSC			7.39	6.98	n/a	n/a	5.04	n/a
Class D**
With 1% CDSC			6.39	5.98	n/a	n/a	n/a	n/a
Without CDSC			7.39	6.98	4.79	n/a	n/a	4.45%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.41	$7.97	$8.15		Class A	$0.367	—	3.22%
Class C	8.41	7.97	8.15		Class C	0.294	—	2.46
Class D	8.41	7.97	8.15		Class D	0.294	—	2.49

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			78%		Aaa/AAA	83%
General Obligation Bondsøø			22		Aa/AA	10
					A/A	4
WEIGHTED AVERAGE MATURITY			20	.3 years	Baa/BBB	3

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MARYLAND SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS

For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			1.88%	2.26%	4.47%	5.51%	n/a	n/a
Without Sales Charge			6.91	7.33	5.50	6.03	n/a	n/a
Class C**
With Sales Charge and CDSC			4.51	4.46	n/a	n/a	4.39%	n/a
Without Sales Charge and CDSC			6.57	6.49	n/a	n/a	4.69	n/a
Class D**
With 1% CDSC			5.57	5.49	n/a	n/a	n/a	n/a
Without CDSC			6.57	6.49	4.59	n/a	n/a	4.34%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For Periods Ended September 30, 2002
9/30/02		3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.27	$7.90	$8.08		Class A	$0.357	$0.026	2.88%
Class C	8.29	7.91	8.09		Class C	0.285	0.026	2.13
Class D	8.29	7.91	8.09		Class D	0.285	0.026	2.13

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			77%		Aaa/AAA	38%
General Obligation Bondsøø			23		Aa/AA	30
					A/A	10
WEIGHTED AVERAGE MATURITY			21	.9 years	Baa/BBB	22

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MASSACHUSETTS SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			4.30%	4.08%	5.23%	5.93%	n/a	n/a
Without Sales Charge			9.50	9.28	6.27	6.45	n/a	n/a
Class C**
With Sales Charge and CDSC			6.78	6.11	n/a	n/a	5.26%	n/a
Without Sales Charge and CDSC			8.88	8.17	n/a	n/a	5.57	n/a
Class D**
With 1% CDSC			7.88	7.17	n/a	n/a	n/a	n/a
Without CDSC			8.88	8.17	5.28	n/a	n/a	4.76%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
9/30/02		3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.38	$7.82	$8.01		Class A	$0.350	—	3.19%
Class C	8.37	7.82	8.01		Class C	0.278	—	2.44
Class D	8.37	7.82	8.01		Class D	0.278	—	2.47

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			87%		Aaa/AAA	68%
General Obligation Bondsøø			13		Aa/AA	21
					A/A	6
WEIGHTED AVERAGE MATURITY			23	.8 years	Baa/BBB	5

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MICHIGAN SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

					AVERAGE ANNUAL

								CLASS C	CLASS D
			SIX		ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*		YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			1.99%		2.16%	4.81%	5.73%	n/a	n/a
Without Sales Charge			7.06		7.23	5.84	6.24	n/a	n/a
Class C**
With Sales Charge and CDSC			4.57		4.17	n/a	n/a	4.80%	n/a
Without Sales Charge and CDSC			6.59		6.28	n/a	n/a	5.13	n/a
Class D**
With 1% CDSC			5.59		5.28	n/a	n/a	n/a	n/a
Without CDSC			6.59		6.28	4.90	n/a	n/a	4.52%
Lehman Index***			8.58		8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE						DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
						For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01				DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.64	$8.25	$8.47			Class A	$0.376	$0.044	2.95%
Class C	8.63	8.24	8.46			Class C	0.301	0.044	2.18
Class D	8.63	8.24	8.46			Class D	0.301	0.044	2.20

HOLDINGS BY MARKET SECTORø						MOODY’S/S&P RATINGSø
Revenue Bonds			63%			Aaa/AAA	63%
General Obligation Bondsøø			37			Aa/AA	28
						A/A	3
WEIGHTED AVERAGE MATURITY			19	.2 years		Baa/BBB	6

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MINNESOTA SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			1.95%	2.17%	4.52%	5.38%	n/a	n/a
Without Sales Charge			7.07	7.20	5.55	5.89	n/a	n/a
Class C**
With Sales Charge and CDSC			4.62	4.30	n/a	n/a	4.50%	n/a
Without Sales Charge and CDSC			6.73	6.38	n/a	n/a	4.82	n/a
Class D**
With 1% CDSC			5.73	5.38	n/a	n/a	n/a	n/a
Without CDSC			6.73	6.38	4.63	n/a	n/a	4.08%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$7.92	$7.56	$7.72		Class A	$0.339	—	2.86%
Class C	7.93	7.56	7.72		Class C	0.270	—	2.05
Class D	7.93	7.56	7.72		Class D	0.270	—	2.10

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			53%		Aaa/AAA	52%
General Obligation Bondsøø			47		Aa/AA	32
					A/A	12
WEIGHTED AVERAGE MATURITY			19.1 years		Baa/BBB	2
					Non-Rated	2

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

MISSOURI SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			3.05%	2.76%	4.88%	5.64%	n/a	n/a
Without Sales Charge			8.23	7.89	5.91	6.15	n/a	n/a
Class C**
With Sales Charge and CDSC			5.64	4.84	n/a	n/a	5.10%	n/a
Without Sales Charge and CDSC			7.75	6.92	n/a	n/a	5.43	n/a
Class D**
With 1% CDSC			6.75	5.92	n/a	n/a	n/a	n/a
Without CDSC			7.75	6.92	4.96	n/a	n/a	4.44%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.02	$7.57	$7.81		Class A	$0.335	$0.048	3.22%
Class C	8.02	7.57	7.81		Class C	0.265	0.048	2.47
Class D	8.02	7.57	7.81		Class D	0.265	0.048	2.50

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			73%		Aaa/AAA	51%
General Obligation Bondsøø			27		Aa/AA	33
					A/A	13
WEIGHTED AVERAGE MATURITY			19	.4 years	Baa/BBB	3

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

NEW YORK SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

					AVERAGE ANNUAL

								CLASS C	CLASS D
			SIX		ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*		YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			2.67%		2.78%	5.10%	6.14%	n/a	n/a
Without Sales Charge			7.80		7.94	6.12	6.66	n/a	n/a
Class C**
With Sales Charge and CDSC			5.27		4.96	n/a	n/a	5.01%	n/a
Without Sales Charge and CDSC			7.32		6.98	n/a	n/a	5.31	n/a
Class D**
With 1% CDSC			6.32		5.98	n/a	n/a	n/a	n/a
Without CDSC			7.32		6.98	5.16	n/a	n/a	4.80%
Lehman Index***			8.58		8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE						DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
						For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01				DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.43	$7.99	$8.16			Class A	$0.358	—	3.00%
Class C	8.44	8.00	8.17			Class C	0.285	—	2.23
Class D	8.44	8.00	8.17			Class D	0.285	—	2.26

HOLDINGS BY MARKET SECTORø						MOODY’S/S&P RATINGSø
Revenue Bonds			89%			Aaa/AAA	38%
General Obligation Bondsøø			11			Aa/AA	21
						A/A	38
WEIGHTED AVERAGE MATURITY			24	.6 years		Baa/BBB	3

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

OHIO SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			2.49%	2.49%	4.78%	5.58%	n/a	n/a
Without Sales Charge			7.58	7.59	5.81	6.09	n/a	n/a
Class C**
With Sales Charge and CDSC			5.14	4.58	n/a	n/a	4.74%	n/a
Without Sales Charge and CDSC			7.20	6.61	n/a	n/a	5.05	n/a
Class D**
With 1% CDSC			6.20	5.61	n/a	n/a	n/a	n/a
Without CDSC			7.20	6.61	4.88	n/a	n/a	4.46%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.26	$7.85	$8.03		Class A	$0.359	$0.002	2.93%
Class C	8.31	7.89	8.08		Class C	0.288	0.002	2.16
Class D	8.31	7.89	8.08		Class D	0.288	0.002	2.18

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			74%		Aaa/AAA	80%
General Obligation Bondsøø			26		Aa/AA	8
					A/A	3
WEIGHTED AVERAGE MATURITY			22.	0 years	Baa/BBB	9

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

OREGON SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS
For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			2.38%	2.32%	4.85%	5.63%	n/a	n/a
Without Sales Charge			7.48	7.41	5.87	6.14	n/a	n/a
Class C**
With Sales Charge and CDSC			4.90	4.38	n/a	n/a	4.77%	n/a
Without Sales Charge and CDSC			7.00	6.45	n/a	n/a	5.09	n/a
Class D**
With 1% CDSC			6.00	5.45	n/a	n/a	n/a	n/a
Without CDSC			7.00	6.45	4.92	n/a	n/a	4.55%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.03	$7.63	$7.85		Class A	$0.335	$0.046	2.94%
Class C	8.03	7.63	7.85		Class C	0.265	0.046	2.18
Class D	8.03	7.63	7.85		Class D	0.265	0.046	2.20

HOLDINGS BY MARKET SECTORø					MOODY’S/S&P RATINGSø
Revenue Bonds			71%		Aaa/AAA	34%
General Obligation Bondsøø			29		Aa/AA	40
					A/A	15
WEIGHTED AVERAGE MATURITY			18	.6 years	Baa/BBB	11

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SOUTH CAROLINA SERIES

The performances of Class C and Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

Investment Results Per Share

TOTAL RETURNS

For Periods Ended September 30, 2002

				AVERAGE ANNUAL

							CLASS C	CLASS D
			SIX	ONE	FIVE	10	SINCE INCEPTION	SINCE INCEPTION
			MONTHS*	YEAR	YEARS	YEARS	5/27/99	2/1/94

Class A**
With Sales Charge			2.12%	1.95%	4.59%	5.54%	n/a	n/a
Without Sales Charge			7.18	7.00	5.63	6.06	n/a	n/a
Class C**
With Sales Charge and CDSC			4.50	4.01	n/a	n/a	4.52%	n/a
Without Sales Charge and CDSC			6.56	6.04	n/a	n/a	4.83	n/a
Class D**
With 1% CDSC			5.56	5.04	n/a	n/a	n/a	n/a
Without CDSC			6.56	6.04	4.65	n/a	n/a	4.38%
Lehman Index***			8.58	8.93	6.63	6.90	7.01‡	6.21‡‡

NET ASSET VALUE					DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
					For the Periods Ended September 30, 2002
	9/30/02	3/31/02	9/30/01			DIVIDENDS†	CAPITAL GAIN†	SEC YIELD††

Class A	$8.25	$7.87	$8.07		Class A	$0.360	$0.007	3.40%
Class C	8.24	7.87	8.06		Class C	0.287	0.007	2.66
Class D	8.24	7.87	8.06		Class D	0.287	0.007	2.68

See footnotes on page 17.

PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

SOUTH CAROLINA SERIES (continued)

HOLDINGS BY MARKET SECTORø			MOODY’S/S&P RATINGSø
Revenue Bonds	96%		Aaa/AAA	66%
General Obligation Bondsøø	4		Aa/AA	12
			A/A	15
WEIGHTED AVERAGE MATURITY	19	.4 years	Baa/BBB	7

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price and assume all distributions within the period are reinvested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date after purchase. No adjustment was made to the performance of Class A shares for periods prior to January 1, 1993, the effective date for the annual Administration, Shareholder Services and Distribution Plan (the “Plan”), to reflect the fee of up to 0.25% of average daily net assets payable under the Plan. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results.
***	The Lehman Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
‡	From 5/31/99.
‡‡	From 1/31/94
ø	Percentages based on current market values of long-term holdings at September 30, 2002.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2002.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2002, has been computed in accordance with SEC regulations and will vary.

THIS PAGE INTENTIONALLY LEFT BLANK.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

NATIONAL SERIES

	FACE		RATINGS	MARKET
STATE	AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

ALASKA — 1.3%	$1,225,000	Alaska Housing Finance Corporation Mortgage Rev.,
		5 3 / 4 % due 6/1/2024*	Aaa/AAA	$1,278,189
FLORIDA — 4.2%	4,000,000	Jacksonville Electric Authority (Electric System Rev.),
		5 1 / 2 % due 10/1/2041	Aa2/AA	4,198,960
GEORGIA — 3.8%	3,630,000	Georgia State Housing and Finance Authority Rev. (Single
		Family Housing), 5 3 / 4 % due 12/1/2031*	NR/AAA	3,800,574
ILLINOIS — 2.1%	2,000,000	Illinois Educational Facilities Authority Rev. (The
		University of Chicago), 5 1 / 4 % due 7/1/2041	Aa1/AA	2,068,660
INDIANA — 4.7%	4,500,000	Indiana State Educational Facilities Authority Rev.
		(University of Notre Dame), 5 1 / 4 % due 3/1/2022	Aaa/NR	4,684,680
MICHIGAN — 2.5%	2,250,000	Michigan State Strategic Fund Pollution Control Rev.
		(General Motors Corp.), 6.20% due 9/1/2020	A3/BBB+	2,363,985
MISSOURI — 5.0%	4,750,000	St. Louis Industrial Development Authority Pollution
		Control Rev. (Anheuser-Busch Companies, Inc. Project),
		5 7 / 8 % due 11/1/2026*	A1/A+	5,001,655
NEW YORK — 7.4%	3,120,000	New York City GOs, 6 1 / 4 % due 4/15/2027	A2/A	3,421,142
	2,500,000	New York State Mortgage Agency Rev.
		(Homeowner Mortgage), 6.35% due 10/1/2030*	Aa1/NR	2,789,475
	1,000,000	Trust for Cultural Resources of the City of New York Rev.
		(American Museum of Natural History),
		5.65% due 4/1/2027	Aaa/AAA	1,088,070
SOUTH	2,455,000	South Dakota Housing Development Authority Rev.
DAKOTA — 2.5%		Homeownership Mortgage), 6.15% due 5/1/2026*	Aa1/AAA	2,505,990
TENNESSEE — 5.3%	5,000,000	Shelby County Health, Educational and Housing
		Facility Board Rev. (St. Jude Children’s Research
		Hospital), 5 3 / 8 % due 7/1/2024	NR/AA	5,232,200
TEXAS — 16.7%	3,700,000	Harris County Health Facilities Development Corp.
		Hospital Rev. (St. Luke’s Episcopal Hospital Project),
		6 3 / 4 % due 2/15/2021††	Aa3/AAA	3,764,602
	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa/AAA	1,816,150
	4,750,000	Potter County Industrial Development Corp. Pollution
		Control Rev. (Southwestern Public Service Company
		Project), 5 3 / 4 % due 9/1/2016	Aaa/AAA	5,321,568
	1,055,000	San Antonio Electric & Gas Rev., 5 1 / 2 % due 2/1/2020††	Aa1/AA+	1,182,339
	1,320,000	San Antonio Electric & Gas Rev., 5 1 / 2 % due 2/1/2020	Aa1/AA+	1,434,418
	1,975,000	Texas Veterans’ Housing Assistance GOs, 6.80%
		due 12/1/2023*	Aa1/AA	2,073,276
	940,000	Travis County Housing Finance Corporation (Single
		Family Mortgage Rev.), 6.95% due 10/1/2027	NR/AAA	983,447
VIRGINIA — 9.1%	5,000,000	Fairfax County Industrial Development Authority
		Health Care Rev. (Inova Health System Project),
		6% due 8/15/2026	Aa2/AA	5,407,350

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

NATIONAL SERIES (continued)
	FACE		RATINGS	MARKET
STATE	AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

VIRGINIA (cont'd)	$5,000,000	Pocahontas Parkway Association Toll Road Rev.
		(Route 895 Connector), 5 1 / 2 % due 8/15/2028	Baa3/BBB-	$3,625,350
WASHINGTON—12.3%	2,500,000	Chelan County Public Utility District Rev.,
		5.60% due 1/1/2036*	Aaa/AAA	2,683,325
	3,325,000	King County Sewer GOs, 6 1 / 8 % due 1/1/2033	Aaa/AAA	3,636,253
	5,520,000	Seattle Water System Rev., 5 5 / 8 due 8/1/2026	Aaa/AAA	5,893,262
WISCONSIN— 8.5%	6,000,000	La Crosse Resource Recovery Rev. (Northern States
		Power Company Project), 6% due 11/1/2021*	Baa1/BBB	5,865,120
	2,500,000	Wisconsin Health and Educational Facilities Authority .
		Rev (Wheaton Franciscan Services, Inc.), 5 3 / 4%
		due 8/15/2030	A2/A	2,580,675
WYOMING—4.2%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power
		Company Project), 6.05% due 7/15/2026	A3/BBB+	4,164,120
TOTAL MUNICIPAL BONDS (Cost $85,272,194) — 89.6%
				88,864,835
		VARIABLE RATE DEMAND NOTES

MASSACHUSETTS— 0.6%	600,000	Massachusetts State Health & Educational Facilities
		Authority Rev. (Massachusetts Institute of
		Technology) due 7/1/2031	VMIG-1/A-1+	600,000
NEW YORK— 3.3%	1,500,000	New York City GOs due 8/1/2010	VMIG-1/A-1+	1,500,000
	400,000	New York City GOs Subseries E5 due 8/1/2017	VMIG-1/A-1+	400,000
	400,000	New York City GOs due 11/1/2024	VMIG-1/A-1+	400,000
	1,000,000	New York State Energy Research & Development
		Authority Pollution Control Rev. (Niagara
		Mohawk) due 7/1/2015	NR/A-1+	1,000,000
TEXAS— 5.0%	4,900,000	Harris County Toll Road GOs due 8/1/2015	VMIG-1/A-1+	4,900,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $8,800,000) — 8.9%				8,800,000

OTHER ASSETS LESS LIABILITIES— 1.5%				1,539,609

NET ASSETS— 100.0%				$99,204,444

COLORADO SERIES

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of
	Colorado Project), 5 7 / 8 % due 4/1/2014	Aaa/AAA	$ 2,058,580
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School
	District GOs), 5% due 12/15/2022	Aaa/AAA	1,033,320
1,000,000	Colorado Educational & Cultural Facilities Authority Rev.
	(University of Denver Project), 5 3 / 8 % due 3/1/2023	Aaa/AAA	1,070,120
†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

COLORADO SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev.,
	(NCMC, Inc. Project), 5 3 / 4 % due 5/15/2024	Aaa/AAA	$1,783,172
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan
	Society Project), 6.90% due 12/1/2025	A3/A-	1,930,198
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth
	Health Services Corporation), 5% due 12/1/2025	Aaa/AAA	2,286,832
2,000,000	Colorado Springs, CO Utilities Rev., 5 3 / 8 % due 11/15/2026	Aa2/AA	2,074,560
105,000	Colorado Water Resources & Power Development Authority
	(Clean Water Rev.), 6 7 / 8 % due 9/1/2011	Aaa/AAA	105,963
1,605,000	Colorado Water Resources & Power Development Authority
	(Clean Water Rev.), 5% due 9/1/2021	Aaa/AAA	1,685,025
2,000,000	Denver, CO City & County Certificates of Participation, 5 1 / 2 % due 12/1/2025	Aaa/AAA	2,173,540
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev.,
	5 1 / 2 % due 11/15/2025	Aaa/AAA	2,107,380
1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa/AAA	1,248,060
2,000,000	Denver, CO Health and Hospital Authority Healthcare Rev.,
	5 3 / 8 % due 12/1/2028	Baa2/BBB+	1,945,380
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project),
	6% due 9/1/2031	A1/A+	2,674,725
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa/AAA	2,360,655
1,445,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa/NR	1,640,017
105,000	Platte River Power Authority, CO Power Rev., 6 1 / 8 due 6/1/2014	Aa3/AA-	107,474
520,000	Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027	NR/AAA	543,676
1,750,000	Puerto Rico Electric Power Authority Power Rev., 5 1 / 4 % due 7/1/2031	Baa1/A-	1,854,667
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	1,660,935
1,000,000	University of Colorado Hospital Authority Rev., 5 1 / 4 % due 11/15/2022	Aaa/NR	1,043,370
1,750,000	University of Colorado System Rev., 5 1 / 8 % due 6/1/2028	Aaa/AAA	1,838,130
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1 / 2 % due 10/1/2022	NR/BBB-	2,042,800

TOTAL MUNICIPAL BONDS (Cost $34,726,318) — 93.7%			37,268,579
VARIABLE RATE DEMAND NOTES (Cost $1,900,000) — 4.8%			1,900,000
OTHER ASSETS LESS LIABILITIES — 1.5%			616,245

NET ASSETS— 100.0%			$39,784,824

GEORGIA SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,000,000	Atlanta, GA Airport Rev., 5 5 / 8 % due 1/1/2030*	Aaa/AAA	$2,135,600
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	Aaa/AAA	634,665

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

GEORGIA SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
	(Anheuser-Busch), 7.40% due 11/1/2010*	A1/A+	$1,255,860
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
	(Anheuser-Busch), 5.95% due 2/1/2032	A1/A+	1,340,613
1,750,000	Chatham County, GA School District GOs, 5 1 / 2 % due 8/1/2020	Aaa/AAA	1,856,067
1,000,000	DeKalb County, GA GOs, 5 1 / 4 % due 1/1/2020	Aaa/AA+	1,049,480
2,000,000	Development Authority of Fulton County, GA Rev. (Georgia Tech
	Athletic Association), 5 1 / 8 % due 10/1/2032	Aaa/AAA	2,088,700
1,820,000	Fulton County, GA Development Authority Special Facilities Rev.,
	(Delta Air Lines, Inc. Project), 5 1 / 2 % due 5/1/2033*	Ba3/BB	1,064,063
2,225,000	Georgia Housing & Finance Authority (Single Family Mortgage),
	5.20% due 6/1/2029*	NR/AAA	2,242,288
1,925,000	Georgia Housing & Finance Authority (Single Family Mortgage),
	6.10% due 6/1/2031*	Aa2/AAA	2,035,591
2,500,000	Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
	6.40% due 7/1/2014	NR/A-	2,623,925
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aa1/AA+	1,240,920
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022	Aaa/AAA	1,855,945
1,500,000	Henry County School District, GA GOs, 6.45% due 8/1/2011	Aa3/AA-	1,812,150
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates
	(South Georgia Medical Center Project), 5 1 / 4 % due 10/1/2027	Aaa/AAA	1,587,840
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev.,
	6 1 / 4 % due 7/1/2018	A1/AA	616,505
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev.,
	5.60% due 3/1/2027	Aa3/AA	2,665,975
1,500,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project),
	6.20% due 6/1/2014	Aaa/AAA	1,635,045
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project),
	6 1 / 2 % due 11/1/2015††	Aaa/AAA	1,889,985
2,500,000	Private Colleges & Universities Authority Rev., GA (Agnes Scott College Project),
	5 5 / 8 % due 6/1/2023	A1/AA	2,590,950
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project),
	5 3 / 8 % due 10/1/2029	A3/NR	1,026,190
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	1,049,980

TOTAL MUNICIPAL BONDS (Cost $33,936,773) — 88.7%			36,298,337

	VARIABLE RATE DEMAND NOTES

300,000	Delaware County, PA Industrial Development Authority
	Airport Facility Rev. (United Parcel Service) due 12/1/2015	NR/A-1+	300,000
200,000	Lehigh County, PA General Purpose Authority Rev.
	(Lehigh Valley Hospital) due 7/1/2028	VMIG-1/NR	200,000

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

GEORGIA SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	VARIABLE RATE DEMAND NOTES	MOODY’S/S&P†	VALUE

$1,100,000	Lincoln County, WY Pollution Control Rev.
	Series A (Exxon Project) due 11/1/2014	P-1/A-1+	$1,100,000
300,000	Lincoln County, WY Pollution Control Rev.
	Series D (Exxon Project) due 11/1/2014	P-1/A-1+	300,000
200,000	Monroe County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2025	VMIG-1/NR	200,000
300,000	New York City, NY GOs due 10/1/2021	VMIG-1/A-1+	300,000
1,700,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	1,700,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $4,100,000) — 10.0%			4,100,000

OTHER ASSETS LESS LIABILITIES — 1.3%			517,449

NET ASSETS— 100.0%			$40,915,786

LOUISIANA SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3 / 4 % due 12/1/2026*	Aa3/AA	$2,610,075
1,250,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single
	Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa/NR	1,268,437
2,000,000	East Baton Rouge Parish, LA Public Improvement Sales & Use Tax
	Rev., 5.90% due 2/1/2018	Aaa/AAA	2,183,520
2,000,000	Jefferson Parish, LA Home Mortgage Authority (Single Family
	Mortgage Rev.), 6% due 12/1/2024*	Aa2/NR	2,033,780
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa/AAA	2,041,780
1,000,000	Lafayette, LA Public Improvement Sales Tax, 5% due 5/1/2021	Aaa/AAA	1,043,180
2,495,000	Louisiana Housing Finance Agency Mortgage Rev. (Single
	Family), 6.45% due 6/1/2027*	Aaa/AAA	2,837,788
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University
	5 5 / 8 % due 10/1/2016	Aaa/AAA	2,853,375
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University),
	5 3 / 4 % due 2/15/2021	Aaa/AAA	2,576,075
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan
	Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa/AAA	2,543,200
2,000,000	Louisiana Public Facilities Authority Rev. (Ochsner Clinic
	Foundation Project), 5 1 / 2 % due 5/15/2032	A3/NR	1,999,860
1,500,000	Louisiana State GOs, 5% due 4/15/2018	Aaa/AAA	1,587,450
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa/AAA	2,401,897

†	Ratings have not been audited by Deloitte & Touche LLP.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

LOUISIANA SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional
	Medical Center), 5 3 / 4 % due 5/15/2021	Aaa/AAA	$2,733,400
155,000	Ouachita Parish, LA Industrial Development Rev. (International Paper ),
	Company 6 1 / 2 % due 4/1/2006	NR/NR	155,330
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa/AAA	1,269,088
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation
	Project), 5.90% due 11/1/2026*	Aaa/AAA	2,670,400
1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana
	Power and Light Company Project), 6.20% due 5/1/2023*	Baa2/BBB+	1,253,537
755,000	Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
	7.15% due 7/1/2016	Aaa/AAA	769,655
2,500,000	Shreveport, LA Airport System Rev., 5 3 / 8 % due 1/1/2024*	Aaa/AAA	2,606,875
1,555,000	Shreveport, LA GOs, 7 1 / 2 % due 4/1/2006††	Aaa/AAA	1,828,509
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa/AAA	2,651,850
1,835,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage
	Rev.), 7 1 / 4 % due 12/1/2010††	Aaa/AAA	2,210,111
2,500,000	Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks
	Medical Center), 6 1 / 4 % due 2/1/2024	Aaa/AAA	2,673,350

TOTAL MUNICIPAL BONDS (Cost $45,183,184) — 95.2%			48,802,522
VARIABLE RATE DEMAND NOTES (Cost $1,600,000) — 3.1%			1,600,000
OTHER ASSETS LESS LIABILITIES — 1.7%			845,820

NET ASSETS— 100.0%			$51,248,342

MARYLAND SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$1,340,000	Anne Arundel County, MD GOs, 5 1 / 8 % due 2/1/2027	Aa1/AA+	$1,394,551
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and
	Electric Company Project), 6% due 4/1/2024	A2/BBB+	3,130,620
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3 / 8 % due
	10/15/2006	Aaa/AAA	2,329,360
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
	6 1 / 2 % due 10/1/2011	Aa3/AA-	2,585,325
2,000,000	Baltimore, MD Project and Refunding Rev. (Water Projects),
	5 1 / 2 % due 7/1/2026ø	Aaa/AAA	2,360,600
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1 / 8 % due 7/1/2042	Aaa/AAA	2,076,680
1,000,000	Howard County, MD Metropolitan District Project GOs, 5 1 / 2 % due	Aaa/AAA	1,040,610
	8/15/2022
840,000	Maryland Community Development Administration Dept. of Housing &
	Community Development (Single Family Program), 6.80% due 4/1/2024*	Aa2/NR	840,126

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

MARYLAND SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,085,000	Maryland Community Development Administration Dept. of Housing &
	Community Development (Residential Rev.), 6.15% due 9/1/2032*	Aa2/NR	$2,220,192
2,385,000	Maryland Department of Transportation Project Certificates of Participation
	(Mass Transit Administration Project), 5 1 / 2 % due 10/15/2025*	Aa2/AA+	2,556,863
2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
	Hospital), 5 3 / 4 % due 7/1/2019††	Aaa/AAA	2,838,020
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev.
	(Suburban Hospital), 5 1 / 8 % due 7/1/2021	A1/A+	2,009,260
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev.
	(Mercy Medical Center), 5 3 / 4 % due 7/1/2026	Aaa/AAA	2,197,920
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne
	Arundel Medical Center), 5 1 / 8 % due 7/1/2028	Aaa/AAA	1,557,405
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev.
	(Carroll County General Hospital), 6% due 7/1/2037	Baa1/NR	2,368,530
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev.
	(Johns Hopkins University), 5% due 7/1/2041	Aa2/AA	2,058,420
2,000,000	Maryland Transportation Authority Rev. (Baltimore/Washington
	InternationalAirport Project), 6 1 / 4 % due 7/1/2014*	Aaa/AAA	2,179,480
1,390,000	Montgomery County, MD Housing Opportunities Commission Rev.,
	6.20% due 7/1/2026*	Aa2/NR	1,446,309
2,000,000	Northeast Maryland Waste Disposal Authority Solid Waste Rev.
	(Montgomery County Resource Recovery Project), 6.30% due 7/1/2016*	A2/NR	2,085,760
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1 / 4 % due 7/1/2031	Baa1/A-	1,881,163
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	1,107,290
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3 / 8 % due 7/1/2036	Baa1/A	1,066,110

TOTAL MUNICIPAL BONDS (Cost $40,046,504) — 85.6%			43,330,594

	VARIABLE RATE DEMAND NOTES

200,000	Lehigh County, PA General Purpose Authority Rev.
	(Lehigh Valley Hospital) due 7/1/2029	VMIG-1/NR	200,000
1,600,000	Missouri State Health & Educational Facilities Authority Health Facility
	Rev. (Cox Health System) due 6/1/2022	VMIG-1/A-1+	1,600,000
800,000	Monroe County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2025	VMIG-1/NR	800,000
1,000,000	New York City Municipal Water Finance Authority,
	NY Water & Sewer System Rev. due 6/15/2025	VMIG-1/A-1+	1,000,000
2,400,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	2,400,000
300,000	New York State Energy Research & Development Authority Pollution
	Control Rev. (New York State Electric & Gas Company) due 10/1/2029	VMIG-1/A-1+	300,000

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

MARYLAND SERIES (continued)

			MARKET
			VALUE

TOTAL VARIABLE RATE DEMAND NOTES (Cost $6,300,000) — 12.4%			$6,300,000

OTHER ASSETS LESS LIABILITIES — 2.0%			987,877

NET ASSETS—100.0%			$50,618,471

MASSACHUSETTS SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1 / 4 % due 11/1/2019	Aa3/AA-	$4,518,760
5,000,000	Massachusetts Bay Transportation Authority General
	Transportation System Rev., 5 3 / 4 % due 3/1/2026	Aa2/AA	5,452,550
4,000,000	Massachusetts Development Finance Agency Rev. (WGBH
	Educational Foundation), 5 3 / 4 % due 1/1/2042	Aaa/AAA	4,837,800
5,000,000	Massachusetts Health & Educational Facilities Authority Rev.
	(Newton-WellesleyHospital), 6% due 7/1/2018	Aaa/AAA	5,424,200
3,500,000	Massachusetts Health & Educational Facilities Authority Rev.
	(Williams College), 5 3 / 4 % due 7/1/2019	Aaa/AA+	3,875,585
5,000,000	Massachusetts Health & Educational Facilities Authority Rev.
	(Partners Healthcare System), 5 3 / 8 % due 7/1/2024	Aaa/AAA	5,203,650
5,000,000	Massachusetts Health & Educational Facilities Authority Rev.
	(South Shore Hospital), 5 3 / 4 % due 7/1/2029	A2/A	5,120,300
4,000,000	Massachusetts Health & Educational Facilities Authority Rev.
	(Harvard University), 6% due 7/1/2035ø	Aaa/AAA	4,822,200
5,000,000	Massachusetts Housing Finance Agency Rev. (Rental Housing
	Mortgage), 5 1 / 2 % due 7/1/2030*	Aaa/AAA	5,167,900
3,320,000	Massachusetts Housing Finance Agency Rev. (Single Family
	Housing), 5 1 / 2 % due 12/1/2030*	Aaa/AAA	3,420,164
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev.
	(Nantucket ElectricCompany Project), 5 7 / 8 % due 7/1/2017*	Aaa/AAA	2,180,540
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy),
	5 3 / 8 % due 9/1/2023	Aaa/AAA	3,733,205
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy
	Cross), 5 5 / 8 % due 3/1/2026	Aaa/AAA	3,214,650
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University),
	5 1 / 4 % due 7/1/2027	Aaa/AAA	2,092,060
2,000,000	Massachusetts Port Authority Rev., 5% due 7/1/2028*	Aaa/AAA	2,018,680
4,500,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL
	Project), 5 3 / 4 % due 7/1/2039*	Aaa/AAA	4,879,170
2,500,000	Massachusetts State Consolidated Loan GOs, 5 7 / 8 % due 2/1/2020ø	Aa2/AA-	2,968,300
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program,
	5 1 / 2 % due 8/1/2029	Aaa/AAA	1,074,150

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

MASSACHUSETTS SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$4,500,000	Massachusetts Water Resources Authority Rev., 5 3 / 4 % due 8/1/2039	Aaa/AAA	$4,979,880
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	4,429,160
2,500,000	Route 3 North Transportation Improvement Association,
	Massachusetts Lease Rev., 5 3 / 8 % due 6/15/2033ø	Aaa/AAA	2,883,475

TOTAL MUNICIPAL BONDS (Cost $73,502,697) — 91.0%			82,296,379

	VARIABLE RATE DEMAND NOTES

1,900,000	Burke County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2024	VMIG-1/A-1	1,900,000
2,850,000	Lincoln County, WY Pollution Control Rev.
	Series A (Exxon Project) due 11/1/2014	P-1/A-1+	2,850,000
2,600,000	Massachusetts State Health & Educational Facilities Authority Rev.
	(Massachusetts Institute of Technology) due 7/1/2031	VMIG-1/A-1+	2,600,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $7,350,000) — 8.1%			7,350,000

OTHER ASSETS LESS LIABILITIES — 0.9%			817,370

NET ASSETS— 100.0%			$90,463,749

MICHIGAN SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$1,280,000	Board of Regents of Eastern Michigan University General Rev.,
	5 5 / 8 % due 6/1/2030	Aaa/AAA	$1,381,914
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1 / 4 % due 7/1/2021*	Aaa/AAA	2,105,920
5,000,000	Detroit, MI GOs, 5 1 / 2 % due 4/1/2016	Aaa/AAA	5,469,150
1,455,000	Detroit, MI Water Supply System Rev., 6 1 / 4 % due 7/1/2012††	Aaa/AAA	1,565,129
3,000,000	Forest Hills, MI Public Schools GOs, 5 1 / 2 % due 5/1/2021	Aa2/NR	3,291,840
2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
	Obligated Group), 5% due 7/1/2028	Aaa/NR	2,031,320
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist
	Hospital), 5 1 / 2 % due 5/15/2028	Aaa/NR	2,632,925
3,000,000	Kent County, MI Airport Rev., 6.10% due 1/1/2025*ø	Aaa/AAA	3,326,160
1,850,000	Kent County, MI Airport Rev., 5% due 1/1/2028*	Aaa/AAA	1,872,866
3,000,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3/AA+	3,241,920
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital),
	6.10% due 4/1/2019	Aaa/AAA	3,562,812
3,000,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1 / 4 % due 1/1/2018	A1/AA-	3,066,930
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1 / 2 % due 6/1/2027	Aaa/AAA	1,064,720
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa1/AA+	3,094,620

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

MICHIGAN SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019ø	Aaa/AAA	$3,784,769
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aaa/AAA	1,752,194
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group),
	5 1 / 8 % due 8/15/2025	Aaa/AAA	4,110,600
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services
	Obligated Group), 5 3 / 4 % due 8/15/2026††	Aa2/AA-	5,881,628
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group),
	6 1 / 8 % due 11/15/2026	Aa2/AA	6,509,820
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group),
	6% due 11/15/2036	Aaa/AAA	5,479,700
3,580,000	Michigan State Housing Development Authority Rev. (Rental Housing),
	6.65% due 4/1/2023	NR/AA-	3,652,101
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage),
	6.05% due 12/1/2027	NR/AA+	4,223,320
3,000,000	Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
	6 1 / 2 % due 2/15/2016	Aaa/AAA	3,071,040
6,000,000	Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
	6.20% due 9/1/2020	A3/BBB+	6,303,960
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa/AAA	5,137,000
6,300,000	Oxford, MI Area Community Schools GOs, 5 1 / 2 % due 5/1/2021	Aaa/AAA	6,739,173
2,500,000	Puerto Rico Infrastructure Financing Authority GOs,
	5 1 / 2 % due 10/1/2040	Aaa/AAA	2,780,125
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
	5 1 / 4 % due 1/1/2020	Aa3/AA-	3,056,220
2,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital),
	5 1 / 4 % due 11/15/2035	Aaa/AAA	2,077,740
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1 / 2 % due 5/1/2022	Aaa/AAA	5,384,700
5,000,000	Western Michigan State University Rev., 5 1 / 8 % due 11/15/2022	Aaa/AAA	5,157,750
3,000,000	Wyandotte, MI Electric Rev., 6 1 / 4 % due 10/1/2017ø	Aaa/AAA	3,060,390

TOTAL MUNICIPAL BONDS (Cost $107,141,034) — 91.6%			115,870,456

	VARIABLE RATE DEMAND NOTES
	———––—————————————–—
200,000	Lehigh County, PA General Purpose Authority Rev.
	Lehigh Valley Hospital) due 7/1/2028	VMIG-1/NR	200,000
6,000,000	Monroe County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2025	VMIG-1/NR	6,000,000
2,600,000	New York City, NY GOs Subseries E5 due 8/1/2015	VMIG-1/A-1+	2,600,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $8,800,000) — 7.0%			8,800,000

OTHER ASSETS LESS LIABILITIES — 1.4%			1,757,465

NET ASSETS— 100.0%			$126,427,921

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

MINNESOTA SERIES

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$1,500,000	Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022ø	Aaa/AAA	$1,522,740
2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs,
	5 1 / 8 % due 2/1/2017	Aa1/NR	2,522,467
1,190,000	Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects),
	5.90% due 10/1/2026	NR/BBB-	1,035,514
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR/NR	1,955,840
3,545,000	Fridley, MN Independent School District GOs, 5.35% due 2/1/2021	Aaa/AAA	3,728,170
1,500,000	Minneapolis, MN GOs, 6% due 3/1/2016	Aa1/AAA	1,525,605
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1 / 4 % due 12/1/2024	Aa2/AA	4,888,721
2,000,000	Minneapolis, MN Special School District GOs, 5% due 2/1/2014	Aa1/AA+	2,133,880
5,000,000	Minneapolis – Saint Paul, MN Housing & Redevelopment Authority Health Care
	Rev. (Children’s Health Care), 5 1 / 2 % due 8/15/2025	Aaa/AAA	5,264,200
5,000,000	Minneapolis – Saint Paul, MN Metropolitan Airports Commission Rev.,
	5 3 / 4 % due 1/1/2032	Aaa/AAA	5,500,400
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical
	Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa/AAA	1,230,601
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical
	Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022ø	Aaa/AAA	86,227
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
	5.40% due 4/1/2022	A2/NR	2,878,508
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University),
	5.40% due 10/1/2022	A3/NR	2,076,560
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas),
	5.40% due 4/1/2023	A2/NR	1,850,526
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College),
	5 1 / 4 % due 4/1/2029	A2/NR	2,559,550
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of
	Saint Catherine), 5 3 / 8 % due 10/1/2032	Baa1/NR	1,026,070
425,000	Minnesota Housing Finance Agency Rev. (Single Family Mortgage),
	5.65% due 7/1/2022*	Aa1/AA+	432,650
2,000,000	Minnesota Public Facilities Authority Water Pollution Control Rev.,
	6 1 / 4 % due 3/1/2015ø	Aaa/AAA	2,212,100
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aaa/AAA	5,525,500
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa/AAA	4,571,880
5,000,000	North Saint Paul-Maplewood, MN Independent School District GOs,
	5 1 / 8 % due 2/1/2025	Aa1/AA+	5,118,200
2,000,000	Northfield, MN Independent School District GOs, 5 1 / 4 % due 2/1/2017	Aa1/NR	2,113,240
3,000,000	Rochester, MN Electric Utility Rev., 5 1 / 4 % due 12/1/2024	Aaa/AAA	3,164,580
1,000,000	Rochester, MN Electric Utility Rev., 5 1 / 4 % due 12/1/2030	Aaa/AAA	1,052,130

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

MINNESOTA SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$4,500,000	Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo
	Medical Center), 6 1 / 4 % due 11/15/2014	NR/AA	$4,614,840
2,575,000	Rochester, MN Independent School District GOs,
	5 5 / 8 % due 2/1/2016ø	Aa1/AA+	2,852,997
2,715,000	Rochester, MN Independent School District GOs,
	5 5 / 8 % due 2/1/2017ø	Aa1/AA+	3,008,112
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital
	Obligated Group), 5 7 / 8 % due 5/1/2030	Aaa/NR	4,166,175
50,000	Saint Paul Port Authority, MN Industrial Development Rev. Series E,
	9 1 / 8 % due 10/1/2002	NR/CCC	49,995
10,000	Saint Paul Port Authority, MN Industrial Development Rev. Series H,
	9 3 / 4 % due 12/1/2002	NR/CCC	9,958
60,000	Saint Paul Port Authority, MN Industrial Development Rev. Series I,
	9 1 / 8 % due 12/1/2002	NR/CCC	59,713
10,000	Saint Paul Port Authority, MN Industrial Development Rev. Series L,
	9 1 / 8 % due 12/1/2002	NR/CCC	9,952
1,500,000	Southern Minnesota Municipal Power Agency — Power Supply System Rev.,
	5 3 / 4 % due 1/1/2018ø	A2/A+	1,546,170
8,020,000	Western Minnesota Municipal Power Agency — Power Supply Rev.,
	6 3 / 8 % due 1/1/2016††	Aaa/AAA	9,458,948

TOTAL MUNICIPAL BONDS (Cost $84,680,991) — 90.3%			91,752,719

	VARIABLE RATE DEMAND NOTES
	———––———––———––——————–—
4,300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1/A-1+	4,300,000
3,600,000	Missouri State Health & Educational Facilities Authority Health Facility
	Rev. (Cox Health System) due 6/1/2022	VMIG-1/A-1+	3,600,000
800,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	800,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $8,700,000) — 8.6%			8,700,000

OTHER ASSETS LESS LIABILITIES — 1.1%			1,126,527

NET ASSETS— 100.0%			$101,579,246

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

MISSOURI SERIES

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri
	Health System), 5.60% due 11/1/2026	Aaa/AAA	$2,121,480
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev.
	(Hannibal Regional Hospital), 5 3 / 4 % due 3/1/2022	Aaa/AAA	1,616,775
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter &
	Gamble Company Paper Products Project), 5.20% due 3/15/2029*	NR/AA-	2,131,580
65,000	Missouri School Boards Pooled Financing Program Certificates of Participation,
	7 3 / 8 % due 3/1/2006	Aaa/AAA	66,570
285,000	Missouri School Boards Pooled Financing Program Certificates of Participation,
	7% due 3/1/2006	Aaa/AAA	291,438
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev.,
	5 1 / 8 % due 5/1/2026	Aa1/AA+	1,826,230
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev.
	(State Revolving Fund Program), 6.55% due 7/1/2014	Aaa/NR	189,433
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev.
	(Union Electric Company Project), 5.45% due 10/1/2028*	Aa3/A+	2,615,375
2,000,000	Missouri State GOs, 5 5 / 8 % due 4/1/2017	Aaa/AAA	2,179,080
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox
	Medical Centers Project), 5 1 / 4 % due 6/1/2015	Aaa/AAA	2,842,800
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
	Health System, St. Louis, Inc.), 6 1 / 4 % due 6/1/2015††	Aa1/NR	1,535,160
2,400,000	Missouri State Health & Educational Facilities Authority Rev.
	(St. Louis University), 5.20% due 10/1/2026	Aaa/AAA	2,491,728
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
	5 1 / 4 % due 6/1/2028	Aaa/AAA	1,571,610
1,650,000	Missouri State Housing Development Commission Single Family Mortgage Rev.
	(Homeownership Loan Program), 5.90% due 9/1/2028*	NR/AAA	1,703,856
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	1,049,980
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply),
	5.10% due 12/1/2025	Aaa/NR	1,036,980
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev.
	(Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1/A+	1,911,645
1,500,000	St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
	Improvement Rev., 5.95% due 2/15/2016ø	Aaa/AAA	1,714,065
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
	5 3 / 4 % due 10/15/2016††	Aa2/NR	2,374,580
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020	NR/AA+	1,708,575
1,750,000	University of Missouri Health Facilities Authority Rev., 5 1 / 2 % due 11/1/2023	Aa2/AA+	1,812,720

TOAL MUNICIPAL BONDS (Cost $31,700,529) — 88.7%			34,791,660

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

MISSOURI SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	VARIABLE RATE DEMAND NOTES	MOODY’S/S&P†	VALUE

$900,000	Burke County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2024	VMIG-1/A-1	$900,000
200,000	Delaware County, PA Industrial Development Authority
	Airport Facility Rev. (United Parcel Service) due 12/1/2015	NR/A-1+	200,000
900,000	Monroe County, GA Development Authority Pollution Control Rev.
	(Gulf Power Company) due 9/1/2024	VMIG-1/NR	900,000
100,000	New York City, NY GOs due 8/15/2017	VMIG-1/A-1+	100,000
1,300,000	New York City, NY GOs Subseries E5 due 8/1/2017	VMIG-1/A-1+	1,300,000
400,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	400,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $3,800,000) — 9.7%			3,800,000

OTHER ASSETS LESS LIABILITIES — 1.6%			610,003

NET ASSETS— 100.0%			$39,201,663

NEW YORK SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev.
	(The College of Saint Rose Project), 5 3 / 8 % due 7/1/2031	Aaa/NR	$2,677,100
2,500,000	Long Island Power Authority, NY Electric Systems General Rev.,
	5 1 / 2 % due 12/1/2029	Baa1/A-	2,537,925
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund),
	5% due 4/1/2023ø	Aaa/AAA	1,136,550
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract),
	5 1 / 8 % due 1/1/2029	A3/AA-	3,063,339
2,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund),
	5% due 11/15/2031	Aaa/AAA	2,064,980
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1 / 4 % due 8/1/2036	Aa3/AA	2,365,065
4,000,000	New York City Municipal Water Finance Authority, NY Water & Sewer
	System Rev., 5 1 / 2 % due 6/15/2033	Aa2/AA	4,318,760
5,000	New York City, NY GOs, 7 1 / 4 % due 8/15/2024	A2/A	5,021
1,340,000	New York City, NY GOs, 6 1 / 4 % due 4/15/2027	A2/A	1,469,337
2,925,000	New York City, NY GOs, 6% due 5/15/2030	A2/A	3,246,194
2,220,000	New York City, NY Industrial Development Agency Civic Facility Rev.
	(The Nightingale-Bamford School Project), 5.85% due 1/15/2020	A2/A	2,280,406
4,000,000	New York City, NY Trust for Cultural Resources Rev. (American Museum of
	Natural History), 5.65% due 4/1/2027	Aaa/AAA	4,352,280
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of
	Modern Art), 5 1 / 8 % due 7/1/2031	Aaa/AAA	1,045,620

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

NEW YORK SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,000,000	New York State Dormitory Authority Rev. (Fordham University),
	5 3 / 4 % due 7/1/2015	Aaa/AAA	$2,170,760
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology),
	5 1 / 2 % due 7/1/2018	Aaa/AAA	4,401,480
3,500,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities
	Improvement), 5 3 / 4 % due 8/15/2022	A3/AA-	3,770,025
2,000,000	New York State Dormitory Authority Rev. (Skidmore College), 5 3 / 8 % due 7/1/2023	Aaa/AAA	2,049,900
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital),
	5 3 / 8 % due 7/1/2025	Aaa/AAA	1,575,615
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University),
	5% due 7/1/2028	Aaa/AAA	2,059,420
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University),
	5% due 7/1/2030	Aaa/AAA	1,291,063
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev.
	(KeySpan Corporation), 5 1 / 2 % due 1/1/2021	Aaa/AAA	4,299,760
1,490,000	New York State Environmental Facilities Corporation Pollution Control Rev.
	(State Water — Revolving Fund), 6.90% due 11/15/2015ø	Aaa/AAA	1,687,678
1,510,000	New York State Environmental Facilities Corporation Pollution Control Rev.
	(State Water — Revolving Fund), 6.90% due 11/15/2015	Aaa/AAA	1,702,978
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project),
	7 3 / 4 % due 8/15/2017*	A2/NR	3,271,050
3,000,000	New York State Local Government Assistance Corp., 6% due 4/1/2024	A1/AA-	3,201,840
990,000	New York State Mortgage Agency Rev. (Homeowner Mortgage),
	5 1 / 2 % due 10/1/2028*	Aa1/NR	1,025,066
1,000,000	New York State Mortgage Agency Rev. (Homeowner Mortgage),
	5.65% due 4/1/2030*	Aa1/NR	1,042,800
2,000,000	New York State Thruway Authority Service Contract Rev., 6 1 / 4 % due 4/1/2014ø	A3/AA-	2,262,520
2,000,000	New York State Urban Development Corporation
	(State Personal Income Tax Rev.), 5 1 / 4 % due 3/15/2032	A1/AA	2,103,459
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
	(Bristol-Myers Squibb Co. Project), 5 3 / 4 % due 3/1/2024*	Aa2/AA	4,652,320
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1 / 8 % due 6/1/2094	A1/AA-	2,675,857
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	524,990
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev.
	(Polytechnic Institute Dormitory Project), 5 1 / 8 % due 8/1/2029	A1/A+	2,568,675
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev.
	(Clarkson University Project), 5 1 / 2 % due 7/1/2029	A3/NR	2,370,713
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1 / 2 % due 1/1/2030	Aa3/AA-	1,936,710
2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa3/AA-	2,578,300

TOTAL MUNICIPAL BONDS (Cost $78,785,505) — 91.0%			85,785,556

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

NEW YORK SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	VARIABLE RATE DEMAND NOTES	MOODY’S/S&P†	VALUE

$1,100,000	Burke County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2024	VMIG-1/A-1	$1,100,000
400,000	Delaware County, PA Industrial Development Authority Airport Facility Rev.
	(United Parcel Service) due 12/1/2015	NR/A-1+	400,000
600,000	Lehigh County, PA General Purpose Authority Rev.
	(Lehigh Valley Hospital) due 7/1/2028	VMIG-1/NR	600,000
300,000	Lincoln County, WY Pollution Control Rev.
	Series A (Exxon Project) due 11/1/2014	P-1/A-1+	300,000
2,600,000	Missouri State Health & Educational Facilities Authority Health Facility
	Rev. (Cox Health System) due 6/1/2022	VMIG-1/A-1+	2,600,000
800,000	New York City, NY GOs Subseries E5 due 8/1/2017	VMIG-1/A-1+	800,000
100,000	New York City, NY GOs due 8/1/2019	VMIG-1/A-1+	100,000
1,400,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	1,400,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $7,300,000) — 7.8%			7,300,000

OTHER ASSETS LESS LIABILITIES — 1.2%			1,163,517

NET ASSETS— 100.0%			$94,249,073

OHIO SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds),
	5.70% due 12/1/2020	Aaa/AAA	$2,497,590
2,000,000	Butler County, OH Transportation Improvement District Highway
	Improvement Rev., 5 1 / 8 % due 4/1/2017	Aaa/AAA	2,155,720
3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1/AA+	4,116,204
4,000,000	Cleveland, OH Airport System Rev., 5 1 / 8 % due 1/1/2027*	Aaa/AAA	4,093,040
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa/AAA	5,129,600
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3 / 4 % due 1/1/2021ø	Aaa/AAA	4,440,354
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3 / 4 % due 1/1/2021	Aaa/AAA	92,565
4,500,000	Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
	Airport Project), 6% due 1/1/2020*	Aaa/AAA	4,763,925
7,000,000	Franklin County, OH GOs, 5 3 / 8 % due 12/1/2020	Aaa/AAA	7,777,420
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s
	Hospital Project), 5.20% due 5/1/2029	Aa2/NR	1,268,263
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s
	Hospital Project), 5 1 / 4 % due 5/1/2031	Aaa/NR	4,221,760
2,500,000	Hamilton County, OH Sewer System Rev., 5 1 / 2 % due 12/1/2017	Aaa/AAA	2,733,475

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

OHIO SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$5,000,000	Hamilton County, OH Electric System Mortgage Rev., 6% due 10/15/2023	Aaa/AAA	$5,114,350
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
	Company Project), 5.45% due 1/1/2024	Aaa/AAA	2,056,020
6,500,000	Ohio Air Quality Development Authority Rev. (JMG Project), 6 3 / 8 % due 1/1/2029*	Aaa/AAA	7,132,190
3,690,000	Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
	Securities Program), 6.10% due 9/1/2028*	Aaa/NR	3,901,658
2,500,000	Ohio Housing Finance Agency Residential Mortgage Rev., 5.40% due 9/1/2029*	Aaa/NR	2,558,725
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project),
	6.15% due 6/1/2030*	Baa1/BBB+	2,724,050
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of
	Dayton Project), 5.40% due 12/1/2022	Aaa/AAA	4,233,080
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project),
	6% due 8/1/2038*	A1/A+	1,082,470
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029	Aa2/AA	3,309,120
1,000,000	Ohio State University (General Receipts Bonds), 5 1 / 8 % due 12/1/2031	Aa2/AA	1,047,330
1,690,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3 / 8 % due 2/1/2010††	Aaa/AAA	2,103,425
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1 / 8 % due 12/1/2023	Aaa/AAA	7,802,325
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance),
	5 3 / 8 % due 12/1/2024	Aaa/AAA	5,290,350
4,000,000	Ohio State Water Development Authority Rev. (Dayton Power & Light Co.
	Project), 6.40% due 8/15/2027	A2/BBB	4,084,320
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev.
	(North Star BHP Steel, L.L.C. Project — Cargill, Incorporated, Guarantor),
	6.30% due 9/1/2020*	A1/A+	2,655,000
1,500,000	Ohio Turnpike Authority Rev., 5 1 / 4 % due 2/15/2031	Aaa/AAA	1,579,845
3,000,000	Ohio Turnpike Commission Rev., 5 1 / 2 % due 2/15/2026	Aaa/AAA	3,445,140
2,545,000	Pickerington Local School District, OH School Building Construction GOs,
	8% due 12/1/2005††	Aaa/AAA	2,827,851
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	4,429,160
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1 / 2 % due 10/1/2040	Aaa/AAA	2,780,125
1,000,000	Puerto Rico Telephone Authority Rev., 5 1 / 2 % due 1/1/2022ø	NR/AAA	1,025,170
2,500,000	Twinsburg City School District, OH School Improvement GOs,
	5.90% due 12/1/2021	Aaa/AAA	2,786,225
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1 / 8 % due 6/1/2030	Aaa/AAA	2,394,231
1,030,000	Worthington City School District, OH School Building Construction &
	Improvement GOs, 8 3 / 4 % due 12/1/2002	Aaa/AAA	1,042,494

			120,694,570
TOTAL MUNICIPAL BONDS (Cost $110,794,745) — 91.0%

†	Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

OHIO SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	VARIABLE RATE DEMAND NOTES	MOODY’S/S&P†	VALUE

$900,000	Burke County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2024	VMIG-1/A-1	$900,000
4,900,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project)
	due 11/1/2014	P-1/A-1+	4,900,000
1,500,000	Missouri State Health & Educational Facilities Authority Health Facility
	Rev. (Cox Health System) due 6/1/2022	VMIG-1/A-1+	1,500,000
900,000	New York City, NY GOs due 8/1/2016	VMIG-1/A-1+	900,000
2,400,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	2,400,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $10,600,000) — 8.0%			10,600,000

OTHER ASSETS LESS LIABILITIES — 1.0%			1,380,952

NET ASSETS—100.0%			$132,675,522

OREGON SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health
	Services Project), 5 1 / 8 % due 10/1/2028	NR/A	$2,012,380
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016ø	Aaa/AAA	2,272,020
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System),
	5 1 / 4 % due 2/15/2018	Aa3/AA	1,585,065
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System),
	5 1 / 4 % due 5/1/2021	Aa3/AA	1,049,890
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks &
	Recreation District), 5.70% due 4/1/2013††	NR/A-	2,310,120
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025	Aaa/AAA	1,040,750
1,060,000	Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009	Aa1/AA-	1,067,420
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland),
	5% due 4/1/2018	Aaa/AAA	1,320,225
1,750,000	Multnomah County, OR School District GOs, 5 1 / 2 % due 6/1/2015ø	A1/A	1,959,685
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam
	Fishway Project), 5.20% due 12/1/2024	Aa1/AA-	2,046,320
750,000	Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
	Corporation (Dominican Sisters of Ontario Inc., d.b.a. Holy Rosary Medical
	Center Project), 6.10% due 11/15/2017	Aa3/AA-	766,740
1,000,000	Oregon Department of Administrative Services Certificates of Participation,
	6% due 5/1/2026ø	Aaa/AAA	1,201,840
2,000,000	Oregon Department of Administrative Services Certificates of Participation,
	5% due 5/1/2026	Aaa/AAA	2,085,000

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

September 30, 2002

OREGON SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$2,000,000	Oregon Department of Transportation Highway User Tax Rev.,
	5 1 / 8 % due 11/15/2026	Aa1/AA+	$2,104,480
1,000,000	Oregon Department of Transportation Regional Light Rail Extension Rev.,
	6.20% due 6/1/2008ø	Aaa/AAA	1,095,750
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
	(Linfield College Project), 5 1 / 4 % due 10/1/2023	Baa1/NR	1,950,320
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
	(Reed College Project), 5 3 / 8 % due 7/1/2025	NR/AA-	2,601,900
1,250,000	Oregon Health Sciences University Rev., 5 1 / 4 % due 7/1/2028	Aaa/AAA	1,287,700
2,000,000	Oregon Housing & Community Services Department Housing & Finance Rev.
	(Assisted or Insured Multi-Unit Program), 5 3 / 4 % due 7/1/2012	Aa2/A+	2,055,320
2,130,000	Oregon Housing & Community Services Department Mortgage Rev.
	(Single Family Mortgage Program), 6 1 / 4 % due 7/1/2029*	Aa2/NR	2,267,449
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family
	Housing), 6.05% due 7/1/2042*	Aa2/NR	2,094,160
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community
	Development Department), 5 1 / 2 % due 1/1/2026	Aaa/AAA	2,703,975
500,000	Oregon State GOs (Veterans’ Welfare), 9% due 10/1/2006	Aa2/AA	627,300
985,000	Oregon State GOs (Veterans’ Welfare), 5 7 / 8 % due 10/1/2018	Aa2/AA	1,037,599
1,000,000	Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022*	Aa2/AA	1,023,360
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	Aaa/AAA	1,207,906
500,000	Port of Portland, OR International Airport Rev., 5 3 / 4 % due 7/1/2025*	Aaa/AAA	527,175
1,500,000	Port of Portland, OR International Airport Rev., 5 5 / 8 % due 7/1/2026*	Aaa/AAA	1,599,600
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa/AAA	2,142,360
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2026	Baa1/A	1,049,980
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3 / 8 % due 7/1/2036	Baa1/A	1,599,165
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Aaa/AAA	1,029,500
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	NR/AA-	2,068,280
840,000	Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
	7 3 / 8 % due 1/1/2007	Baa1/NR	851,214
500,000	Virgin Islands Public Finance Authority Rev., 5 1 / 2 % due 10/1/2022	NR/BBB-	510,700
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2/NR	2,447,175

TOTAL MUNICIPAL BONDS (Cost $52,377,338) — 88.0%			56,599,823

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

OREGON SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	VARIABLE RATE DEMAND NOTES	MOODY’S/S&P†	VALUE

$1,200,000	Burke County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2024	VMIG-1/A-1	$1,200,000
3,000,000	Connecticut State Health & Educational Facilities Authority Rev.
	(Yale University) due 7/1/2036	VMIG-1/A-1+	3,000,000
600,000	New York City, NY GOs due 10/1/2021	VMIG-1/A-1+	600,000
1,800,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	1,800,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $6,600,000) — 10.2%			6,600,000

OTHER ASSETS LESS LIABILITIES — 1.8%			1,142,559

NET ASSETS— 100.0%			$64,342,382

SOUTH CAROLINA SERIES
FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa/NR	$5,264,500
6,000,000	Darlington County, SC Industrial Development Rev. (Nucor Corporation
	Project), 5 3 / 4 % due 8/1/2023*	A1/A+	6,167,580
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products
	Company Project), 6% due 4/1/2026*	A2/A-	2,627,250
3,000,000	Fairfield County, SC Pollution Control Rev. (South Carolina Electric &
	Gas Company), 6 1 / 2 % due 9/1/2014	A1/A-	3,100,500
1,000,000	Georgetown County, SC Environmental Improvement Rev.,
	(International Paper Company), 5.95% due 3/15/2014	Baa2/BBB	1,074,390
3,000,000	Greenville Hospital System, SC Hospital Facilities Rev., 5 1 / 2 % due 5/1/2016	Aa3/AA	3,078,300
2,000,000	Greenville Hospital System, SC Hospital Facilities Rev., 5 1 / 4 % due 5/1/2023	Aa3/AA	2,028,880
3,000,000	Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
	5 7 / 8 % due 10/1/2017	Aaa/AAA	3,160,350
3,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.),
	5 1 / 8 % due 11/1/2026	Aaa/AAA	3,088,890
3,000,000	Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020ø	Aaa/AAA	3,082,890
1,500,000	North Charleston Sewer District, SC Rev., 6 3 / 8 % due 7/1/2012	Aaa/AAA	1,863,450
1,250,000	Piedmont Municipal Power Agency, SC Electric Rev., 6 1 / 4 % due 1/1/2021	Aaa/AAA	1,525,538
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1 / 2 % due 7/1/2036	Baa1/A	1,107,290
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control
	Facilities Financing Authority Higher Education Rev. (InterAmerican
	University of Puerto Rico Project), 5% due 10/1/2022	Aaa/AAA	2,615,150
2,000,000	Richland County, SC Solid Waste Disposal Facilities Rev.
	(Union Camp Corp. Project), 7.45% due 4/1/2021*	Baa2/BBB	2,033,260
1,000,000	Richland County, SC Solid Waste Disposal Facilities Rev.
	(Union Camp Corp. Project), 7 1 / 8 % due 9/1/2021*	Baa2/BBB	1,011,640

†	Ratings have not been audited by Deloitte & Touche LLP.
ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS
September 30, 2002

SOUTH CAROLINA SERIES (continued)

FACE		RATINGS	MARKET
AMOUNT	MUNICIPAL BONDS	MOODY’S/S&P†	VALUE

$5,000,000	Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020	Aaa/AAA	$5,025,150
3,000,000	South Carolina Jobs — Economic Development Authority Hospital Rev.
	(Anderson Area Medical Center, Inc.), 5 1 / 4 % due 2/1/2018	NR/AA-	3,163,950
5,000,000	South Carolina Public Service Authority Rev., 5 7 / 8 % due 1/1/2023	Aaa/AAA	5,482,000
1,760,000	South Carolina State Housing Finance & Development Authority Rental
	Housing Rev. (North Bluff Project), 5.60% due 7/1/2016	NR/AA	1,780,838
1,000,000	South Carolina State Housing Finance & Development Authority Rev.
	(Multi-Family Development), 6 7 / 8 % due 11/15/2023	Aaa/NR	1,021,710
4,475,000	South Carolina State Housing Finance & Development Authority Mortgage
	Rev., 5.40% due 7/1/2029*	Aaa/NR	4,554,073
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa/AAA	5,188,350
5,000,000	South Carolina Transportation Infrastructure Bank Rev.,
	5 3 / 8 % due 10/1/2024	Aaa/AAA	5,301,650
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa/AAA	2,560,750
3,000,000	University of South Carolina Rev., 5 3 / 4 % due 6/1/2026	Aaa/AAA	3,265,470

TOTAL MUNICIPAL BONDS (Cost $74,967,814) — 89.6%			80,173,799

	VARIABLE RATE DEMAND NOTES

1,300,000	Burke County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2024	VMIG-1/A-1	1,300,000
300,000	Lehigh County, PA General Purpose Authority Rev.
	(Lehigh Valley Hospital) due 7/1/2028	VMIG-1/NR	300,000
600,000	Lehigh County, PA General Purpose Authority Rev.
	(Lehigh Valley Hospital) due 7/1/2029	VMIG-1/NR	600,000
2,700,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project)
	due 11/1/2014	P-1/A-1+	2,700,000
1,700,000	Monroe County, GA Development Authority Pollution Control Rev.
	(Georgia Power Company) due 7/1/2025	VMIG-1/NR	1,700,000
1,400,000	New York City, NY GOs due 11/1/2024	VMIG-1/A-1+	1,400,000

TOTAL VARIABLE RATE DEMAND NOTES (Cost $8,000,000) — 8.9%			8,000,000

OTHER ASSETS LESS LIABILITIES — 1.5%			1,330,577

NET ASSETS—100.0%			$89,504,376

†	Ratings have not been audited by Deloitte & Touche LLP.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES September 30, 2002

	NATIONAL	COLORADO	GEORGIA	LOUISIANA	MARYLAND
	SERIES	SERIES	SERIES	SERIES	SERIES

ASSETS:
Investments, at value (see portfolios
of investments):
Long-term holdings	$88,864,835	$37,268,579	$36,298,337	$48,802,522	$43,330,594
Short-term holdings	8,800,000	1,900,000	4,100,000	1,600,000	6,300,000

	97,664,835	39,168,579	40,398,337	50,402,522	49,630,594
Cash	304,860	102,696	36,676	118,295	97,729
Interest receivable	1,309,973	632,081	618,449	794,443	736,442
Receivable for Capital Stock sold	187,143	—	182	55,285	54,894
Receivable for securities sold	155,000	—	—	50,000	275,461
Expenses prepaid to shareholder service agent	17,689	7,160	7,160	8,002	8,844
Other	3,570	1,256	1,307	2,611	1,606

Total Assets	99,643,070	39,911,772	41,062,111	51,431,158	50,805,570

LIABILITIES:
Dividends payable	155,682	61,209	69,966	86,510	78,659
Payable for Capital Stock repurchased	137,823	—	1,184	10,798	25,000
Payable to affiliated companies	66,535	26,563	27,096	32,702	34,397
Accrued expenses and other	78,586	39,176	48,079	52,806	49,043

Total Liabilities	438,626	126,948	146,325	182,816	187,099

Net Assets	$99,204,444	$39,784,824	$40,915,786	$51,248,342	$50,618,471

COMPOSITION OF NET ASSETS:
Capital Stock, at par:
Class A	11,085	5,092	4,731	5,868	5,775
Class C	733	22	74	91	58
Class D	504	60	248	134	284
Additional paid-in capital	96,737,674	37,130,047	38,328,024	47,303,224	46,701,204
Undistributed net investment income	98,737	71,090	79,965	144,036	119,657
Undistributed/accumulated net realized gain (loss)	(1,236,930)	36,252	141,180	175,651	507,403
Net unrealized appreciation of investments	3,592,641	2,542,261	2,361,564	3,619,338	3,284,090

Net Assets	$99,204,444	$39,784,824	$40,915,786	$51,248,342	$50,618,471

NET ASSETS:
Class A	$89,242,712	$39,154,774	$38,305,728	$49,356,279	$47,786,690
Class C	$5,902,697	$169,145	$599,732	$768,758	$480,011
Class D	$4,059,035	$460,905	$2,010,326	$1,123,305	$2,351,770

SHARES OF CAPITAL STOCK OUTSTANDING:
($.001 par value):
Class A	11,084,965	5,092,298	4,730,672	5,867,502	5,775,094
Class C	732,882	22,019	73,901	91,424	57,937
Class D	503,980	60,007	247,716	133,574	283,854

NET ASSET VALUE PER SHARE:
Class A	$8.05	$7.69	$8.10	$8.41	$8.27
Class C	$8.05	$7.68	$8.12	$8.41	$8.29
Class D	$8.05	$7.68	$8.12	$8.41	$8.29

See Notes to Financial Statements.

MASSACHUSETTS SERIES

	MICHIGAN SERIES

		MINNESOTA SERIES

			MISSOURI SERIES

				NEW YORK SERIES

					OHIO SERIES	OREGON SERIES

							SOUTH CAROLINA SERIES

$82,296,379	$115,870,456	$91,752,719	$34,791,660	$85,785,556	$120,694,570	$56,599,823	$80,173,799
7,350,000

	8,800,000

		8,700,000

			3,800,000

				7,300,000

					10,600,000

						6,600,000

							8,000,000

89,646,379	124,670,456	100,452,719	38,591,660	93,085,556	131,294,570	63,199,823	88,173,799
134,460	76,552	58,380	161,334	92,420	107,297	272,267	107,273
977,019	2,103,828	1,385,011	585,718	1,285,927	1,914,139	953,752	1,346,723
2,381	76,818	7,962	32,083	88,058	122,871	58,543	142,530
—	—	—	—	—	—	105,469	—
16,425	23,585	18,952	6,738	16,004	24,006	10,529	18,110
2,826	4,153	3,241	1,306	2,935	4,198	1,972	2,803

90,779,490

	126,955,392

		101,926,265

			39,378,839

				94,570,900

					133,467,081

						64,602,355

							89,791,238

134,505	183,764	153,917	64,341	119,371	197,341	82,867	151,431
55,116	171,326	53,136	46,204	62,249	411,707	82,473	7
58,368	82,735

		66,035	26,431	61,962	86,287	41,649	56,686
67,752

	89,646

		73,931

			40,200

				78,245

					96,224

						52,984

							78,738

315,741

	527,471

		347,019

			177,176

				321,827

					791,559

						259,973

							286,862

$90,463,749	$126,427,921	$101,579,246	$39,201,663	$94,249,073	$132,675,522	$64,342,382	$89,504,376

10,415	14,266	12,539	4,805	9,928	15,692	7,486	9,871
181	135	54	10	830	160	188	398
206	229	225	75	417	203	335	584
81,469,890	117,292,556	94,630,187	35,951,928	87,007,426	122,299,882	59,730,046	83,821,777
209,771	190,859	351,782	96,278	101,379	316,658	183,161	263,155
(20,396)	200,454	(487,269)	57,436	129,042	143,102	198,681	202,606
8,793,682	8,729,422	7,071,728	3,091,131	7,000,051	9,899,825	4,222,485	5,205,985

$90,463,749	$126,427,921	$101,579,246	$39,201,663	$94,249,073	$132,675,522	$64,342,382	$89,504,376

$87,225,411	$123,282,816	$99,367,852	$38,519,387	$83,723,007	$129,662,043	$60,142,629	$81,410,435
$1,512,869	$1,168,503	$431,951	$82,239	$7,005,129	$1,330,726	$1,511,363	$3,279,400
$1,725,469	$1,976,602	$1,779,443	$600,037	$3,520,937	$1,682,753	$2,688,390	$4,814,541

10,414,864	14,265,734	12,538,608	4,804,902	9,928,212	15,692,287	7,485,523	9,870,733
180,686	135,331	54,498	10,258	829,748	160,194	188,232	397,957
206,093	228,926	224,511	74,846	417,020	202,573	334,798	584,269

$8.38	$8.64	$7.92	$8.02	$8.43	$8.26	$8.03	$8.25
$8.37	$8.63	$7.93	$8.02	$8.44	$8.31	$8.03	$8.24
$8.37	$8.63	$7.93	$8.02	$8.44	$8.31	$8.03	$8.24

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2002

	NATIONAL	COLORADO	GEORGIA	LOUISIANA	MARYLAND
	SERIES	SERIES	SERIES	SERIES	SERIES

INVESTMENT INCOME:
Interest	$5,325,009	$2,014,850	$2,147,863	$2,706,018	$2,615,777

EXPENSES:
Management fees	482,948	191,312	201,473	249,183	243,792
Distribution and service fees	167,421	44,765	61,508	65,726	72,815
Shareholder account services	155,290	67,780	70,432	79,340	87,351
Registration	41,455	11,777	11,080	12,722	14,609
Custody and related services	28,874	15,946	11,453	18,517	14,100
Auditing and legal fees	24,288	23,569	14,334	16,034	18,748
Shareholder reports and communications	14,584	8,567	1,122	1,318	1,319
Directors’ fees and expenses	5,079	5,621	4,222	4,366	4,321
Miscellaneous	4,974	3,618	3,546	3,591	3,720

Total Expenses	924,913	372,955	379,170	450,797	460,775

Net Investment Income	4,400,096	1,641,895	1,768,693	2,255,221	2,155,002

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	13,022	39,706	146,737	175,651	511,706
Net change in unrealized
appreciation of investments	923,525	1,143,679	921,860	1,410,542	809,215

Net Gain on Investments	936,547	1,183,385	1,068,597	1,586,193	1,320,921

Increase in Net Assets from
Operations	$5,336,643	$2,825,280	$2,837,290	$3,841,414	$3,475,923

See Notes to Financial Statements.

MASSACHUSETTS	MICHIGAN	MINNESOTA	MISSOURI	NEW YORK	OHIO	OREGON	SOUTH CAROLINA
SERIES	SERIES	SERIES	SERIES	SERIES	SERIES	SERIES	SERIES

$4,593,133	$6,664,047	$5,313,623	1,995,503	$4,767,921	$6,945,280	$3,135,022	$4,715,611

435,141	619,600	496,978	189,177	450,288	647,188	299,135	435,711
111,539	159,222	117,891	41,990	169,939	154,614	91,748	142,947
137,404	213,674	165,386	68,295	148,406	224,063	101,274	176,723
20,844	17,433	15,901	11,227	16,749	17,928	12,133	13,371
19,822	38,392	31,549	11,369	29,817	39,178	24,693	16,093
25,677	30,599	24,814	13,900	31,429	30,166	24,490	22,658
11,628	1,536	2,086	1,271	1,566	1,619	8,143	1,655
5,066	6,007	5,361	4,111	6,669	6,098	4,660	5,379
4,783	5,779	5,538	3,612	5,110	6,257	4,075	4,985

771,904	1,092,242	865,504	344,952	859,973	1,127,111	570,351	819,522

3,821,229	5,571,805	4,448,119	1,650,551	3,907,948	5,818,169	2,564,671	3,896,089

143,033	214,624	168,129	61,134	299,830	148,284	207,022	207,442

3,713,672	2,905,376	2,359,590	1,168,812	2,810,347	3,502,835	1,594,723	1,695,689

3,856,705	3,120,000	2,527,719	1,229,946	3,110,177	3,651,119	1,801,745	1,903,131

$7,677,934	$8,691,805	$6,975,838	$2,880,497	$7,018,125	$9,469,288	$4,366,416	$5,799,220

STATEMENTS OF CHANGES IN NET ASSETS

	NATIONAL SERIES		COLORADO SERIES		GEORGIA SERIES

	YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,

	2002	2001	2002	2001	2002	2001

OPERATIONS:
Net investment income	$4,400,096	$4,496,228	$1,641,895	$1,765,282	$1,768,693	$1,819,346
Net realized gain (loss) on investments	13,022	(98,421)	39,706	70,927	146,737	70,080
Net change in unrealized appreciation/
depreciation of investments	923,525	4,113,803	1,143,679	2,305,991	921,860	1,471,762

Increase in Net Assets
from Operations	5,336,643	8,511,610	2,825,280	4,142,200	2,837,290	3,361,188

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(4,080,794)	(4,257,871)	(1,606,631)	(1,745,094)	(1,668,431)	(1,734,578)
Class C	(144,357)	(89,868)	(3,883)	(2,999)	(16,673)	(9,402)
Class D	(142,222)	(148,489)	(14,745)	(23,695)	(68,917)	(75,366)
Net realized long-term gain on investments:
Class A	—	—	(60,210)	—	(68,209)	(208,671)
Class C	—	—	(155)	—	(688)	(1,690)
Class D	—	—	(677)	—	(3,511)	(11,681)

Decrease in Net Assets from
Distributions	(4,367,373)	(4,496,228)	(1,686,301)	(1,771,788)	(1,826,429)	(2,041,388)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	21,916,318	15,843,486	1,743,241	2,417,892	1,381,031	2,223,873
Investment of dividends	2,440,543	2,437,935	880,429	969,047	1,106,784	1,132,033
Exchanged from associated Funds	18,114,221	24,514,410	346,769	747,917	251,974	390,795
Shares issued in payment of
gain distributions	—	—	43,635	—	55,969	172,469

Total	42,471,082	42,795,831	3,014,074	4,134,856	2,795,758	3,919,170

Cost of shares repurchased	(18,011,044)	(12,909,071)	(2,241,961)	(5,760,104)	(3,608,461)	(3,616,223)
Exchanged into associated Funds	(21,917,532)	(30,687,282)	(260,092)	(551,298)	(11,544)	(691,077)

Total	(39,928,576)	(43,596,353)	(2,502,053)	(6,311,402)	(3,620,005)	(4,307,300)

Increase (Decrease) in Net Assets
from Capital Share Transactions	2,542,506	(800,522)	512,021	(2,176,546)	(824,247)	(388,130)

Increase (Decrease) in Net Assets	3,511,776	3,214,860	1,651,000	193,866	186,614	931,670

NET ASSETS:
Beginning of year	95,692,668	92,477,808	38,133,824	37,939,958	40,729,172	39,797,502

End of Year*	$99,204,444	$95,692,668	$39,784,824	$38,133,824	$40,915,786	$40,729,172

* Including undistributed net investment income as follows:	$98,737	$—	$71,090	$—	$79,965	$—
** Includes net short-term gains of $129,735, $397, and $1,825 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.
See Notes to Financial Statements.

LOUISIANA SERIES		MARYLAND SERIES		MASSACHUSETTS SERIES		MICHIGAN SERIES

YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,

2002	2001	2002	2001	2002	2001	2002	2001

$2,255,221	$2,339,914	$2,155,002	$2,362,300	$3,821,229	$3,889,250	$5,571,805	$5,919,925
175,651	5,757	511,706	233,459	143,033	117,318	214,624	826,158

1,410,542	2,245,356	809,215	1,579,950	3,713,672	5,754,716	2,905,376	4,881,710

3,841,414	4,591,027	3,475,923	4,175,709	7,677,934	9,761,284	8,691,805	11,627,793

(2,167,022)	(2,276,313)	(2,040,793)	(2,265,931)	(3,675,972)	(3,811,812)	(5,418,062)	(5,829,144)
(28,662)	(24,779)	(15,087)	(10,709)	(44,099)	(19,738)	(37,289)	(23,234)
(35,864)	(35,508)	(79,042)	(85,660)	(56,977)	(57,700)	(70,660)	(69,399)

—	(114,840)	(147,552)	—	—	—	(639,412)	(403,620)**
—	(1,426)	(1,391)	—	—	—	(4,671)	(1,234)**
—	(1,760)	(7,141)	—	—	—	(10,227)	(5,679)**

(2,231,548)	(2,454,626)	(2,291,006)	(2,362,300)	(3,777,048)	(3,889,250)	(6,180,321)	(6,332,310)

2,437,787	2,581,991	2,107,853	2,796,508	2,883,345	4,346,941	4,986,373	6,449,723
1,098,617	1,165,619	1,319,197	1,428,601	2,206,152	2,318,824	3,254,984	3,474,483
19,553	151,340	565,234	2,317,704	707,710	394,495	2,815,266	1,343,979

—	79,463	118,003	—	—	—	479,848	297,838

3,555,957	3,978,413	4,110,287	6,542,813	5,797,207	7,060,260	11,536,471	11,566,023

(4,930,747)	(3,363,162)	(3,336,508)	(7,367,793)	(6,860,731)	(7,606,392)	(9,776,463)	(8,229,212)
(97,317)	(41,513)	(207,148)	(2,503,926)	(439,034)	(465,985)	(3,735,203)	(1,943,142)

(5,028,064)	(3,404,675)	(3,543,656)	(9,871,719)	(7,299,765)	(8,072,377)	(13,511,666)	(10,172,354)

(1,472,107)	573,738	566,631	(3,328,906)	(1,502,558)	(1,012,117)	(1,975,195)	1,393,669

137,759	2,710,139	1,751,548	(1,515,497)	2,398,328	4,859,917	536,289	6,689,152

51,110,583	48,400,444	48,866,923	50,382,420	88,065,421	83,205,504	125,891,632	119,202,480

$51,248,342	$51,110,583	$50,618,471	$48,866,923	$90,463,749	$88,065,421	$126,427,921	$125,891,632

$144,036	$—	$119,657	$—	$209,771	$—	$190,859	$—

STATEMENTS OF CHANGES IN NET ASSETS

	MINNESOTA SERIES		MISSOURI SERIES		NEW YORK SERIES

	YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,

	2002	2001	2002	2001	2002	2001

OPERATIONS:
Net investment income	$4,448,119	$4,513,947	$1,650,551	$1,740,799	$3,907,948	$3,796,096
Net realized gain (loss) on investments	168,129	(440,122)	61,134	232,205	299,830	(170,788)
Net change in unrealized appreciation/
depreciation of investments	2,359,590	5,452,508	1,168,812	2,235,189	2,810,347	4,454,915

Increase in Net Assets
from Operations	6,975,838	9,526,333	2,880,497	4,208,193	7,018,125	8,080,223

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(4,290,580)	(4,449,148)	(1,610,662)	(1,724,891)	(3,602,096)	(3,617,670)
Class C	(13,197)	(5,122)	(2,589)	(1,876)	(165,804)	(62,589)
Class D	(57,925)	(59,677)	(19,703)	(14,032)	(116,185)	(111,682)
Net realized long-term gain on investments:
Class A	—	—	(230,733)	(171,646)	—	(547,119)**
Class C	—	—	(459)	(98)	—	(3,606)**
Class D	—	—	(3,510)	(1,441)	—	(20,404)**

Decrease in Net Assets from
Distributions	(4,361,702)	(4,513,947)	(1,867,656)	(1,913,984)	(3,884,085)	(4,363,070)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	2,663,321	3,082,115	928,645	776,048	7,419,590	15,500,980
Investment of dividends	2,924,722	2,945,885	839,171	897,798	2,356,162	2,279,815
Exchanged from associated Funds	1,193,987	913,103	128,234	318,084	4,014,777	4,379,210
Shares issued in payment of
gain distributions	—	—	153,490	113,069	—	461,232

Total	6,782,030	6,941,103	2,049,540	2,104,999	13,790,529	22,621,237

Cost of shares repurchased	(7,250,342)	(8,333,717)	(2,306,904)	(4,263,202)	(9,268,988)	(6,172,167)
Exchanged into associated Funds	(867,743)	(1,445,426)	(82,358)	(478,643)	(2,808,958)	(3,308,596)

Total	(8,118,085)	(9,779,143)	(2,389,262)	(4,741,845)	(12,077,946)	(9,480,763)

Increase (Decrease) in Net Assets
from Capital Share Transactions	(1,336,055)	(2,838,040)	(339,722)	(2,636,846)	1,712,583	13,140,474

Increase (Decrease) in Net Assets	1,278,081	2,174,346	673,119	(342,637)	4,846,623	16,857,627

NET ASSETS:
Beginning of year	100,301,165	98,126,819	38,528,544	38,871,181	89,402,450	72,544,823

End of Year*	$101,579,246	$100,301,165	$39,201,663	$38,528,544	$94,249,073	$89,402,450

* Including undistributed net investment
income as follows:	$351,782	$—	$96,278	$—	$101,379	$—
*	Includes net short-term gains of $53,815, $355, and $2,007 for Class A, C, and D, respectively. These gains are ordinary income for tax purposes.
See Notes to Financial Statements.

OHIO SERIES		OREGON SERIES		SOUTH CAROLINA SERIES

YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,		YEAR ENDED SEPTEMBER 30,

2002	2001	2002	2001	2002	2001

$5,818,169	$6,279,905	$2,564,671	$2,612,704	$3,896,089	$4,039,309
148,284	120,595	207,022	446,624	207,442	101,754

3,502,835	6,425,241	1,594,723	2,646,657	1,695,689	4,491,483

9,469,288	12,825,741	4,366,416	5,705,985	5,799,220	8,632,546

(5,676,534)	(6,212,825)	(2,410,033)	(2,500,362)	(3,608,277)	(3,839,629)
(39,318)	(19,678)	(43,648)	(24,731)	(74,569)	(44,663)
(58,324)	(58,146)	(81,943)	(85,411)	(161,592)	(155,017)

(31,860)	(33,192)	(322,910)	(260,568)	(72,062)	—
(212)	(71)	(7,100)	(1,907)	(1,464)	—
(402)	(373)	(13,776)	(11,359)	(3,857)	—

(5,806,650)	(6,324,285)	(2,879,410)	(2,884,338)	(3,921,821)	(4,039,309)

4,270,874	6,233,669	7,649,757	3,744,053	7,066,835	10,096,132
3,518,643	3,749,365	1,615,726	1,666,430	2,324,296	2,341,295
2,711,064	900,825	317,401	687,872	1,273,986	484,010

24,489	23,897	263,668	209,290	60,043	—

10,525,070	10,907,756	9,846,552	6,307,645	10,725,160	12,921,437

(10,102,453)	(13,759,803)	(5,029,855)	(6,006,048)	(12,139,348)	(13,066,757)
(2,236,888)	(2,833,300)	(466,435)	(337,043)	(1,034,257)	(846,923)

(12,339,341)	(16,593,103)	(5,496,290)	(6,343,091)	(13,173,605)	(13,913,680)

(1,814,271)	(5,685,347)	4,350,262	(35,446)	(2,448,445)	(992,243)

1,848,367	816,109	5,837,268	2,786,201	(571,046)	3,600,994

130,827,155	130,011,046	58,505,114	55,718,913	90,075,422	86,474,428

$132,675,522	$130,827,155	$64,342,382	$58,505,114	$89,504,376	$90,075,422

$316,658	$—	$183,161	$—	$263,155	$—

THIS PAGE INTENTIONALLY LEFT BLANK.

NOTES TO FINANCIAL STATEMENTS

1. Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.” Each Series of the Fund offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

     Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2002, the interest rates paid on these notes ranged from 1.60% to 2.10%.

d.	Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2002, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of any Series of the Fund. At September 30, 2002, undistributed income for federal income tax purposes was $0 for each of the Series.

NOTES TO FINANCIAL STATEMENTS

3. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2002, were as follows:

SERIES	PURCHASES	SALES

National	$6,410,270	$13,041,910
Colorado	3,432,800	4,382,900
Georgia	5,165,800	9,086,905
Louisiana	5,378,693	7,308,495
Maryland	8,813,119	14,850,350
Massachusetts	4,843,089	12,199,163
Michigan	1,968,880	10,182,340
Minnesota	7,727,003	15,131,342
Missouri	1,484,130	5,802,670
New York	16,762,609	16,744,896
Ohio	981,190	11,456,155
Oregon	3,432,495	5,359,015
South Carolina	—	9,716,050

     At September 30, 2002, each Series’ cost of investments for federal income tax purposes was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

	TAX	TOTAL	TOTAL
	BASIS	UNREALIZED	UNREALIZED
SERIES	COST	APPRECIATION	DEPRECIATION

National	$93,982,377	$5,155,288	$1,472,830
Colorado	36,558,912	2,627,447	17,780
Georgia	37,975,269	3,142,605	719,537
Louisiana	46,648,419	3,754,103	—
Maryland	46,255,711	3,374,883	—
Massachusetts	80,666,312	8,980,067	—
Michigan	115,769,704	8,900,752	—
Minnesota	93,057,556	7,541,407	146,244
Missouri	35,413,759	3,177,901	—
New York	86,011,380	7,074,176	—
Ohio	121,097,381	10,197,189	—
Oregon	58,812,612	4,414,851	27,640
South Carolina	82,755,740	5,418,059	—

4. Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series’ average daily net assets.

     Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of each Series’ shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A and Class C shares:

	DISTRIBUTOR	DEALER
SERIES	CONCESSIONS	COMMISSIONS

National	$10,731	$108,401
Colorado	6,356	45,494
Georgia	3,541	29,571
Louisiana	5,160	40,199
Maryland	7,899	60,476
Massachusetts	9,011	67,430
Michigan	11,666	91,491
Minnesota	8,794	66,048
Missouri	3,766	26,155
New York	12,332	110,871
Ohio	13,475	105,160
Oregon	20,317	148,640
South Carolina	18,933	150,716

     The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 2002, the Distributor charged the Fund fees equivalent to 0.10% per annum of the average daily net assets of Class A shares pursuant to the Plan as follows:

SERIES		SERIES

National	$89,714	Minnesota	$97,580
Colorado	39,160	Missouri	35,483
Georgia	37,050	New York	88,946
Louisiana	47,853	Ohio	127,292
Maryland	46,166	Oregon	54,732
Massachusetts	82,364	South Carolina	76,876
Michigan	129,122

     Under the Plan, with respect to Class C and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 2002, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

SERIES	CLASS C	CLASS D	SERIES	CLASS C	CLASS D

National	$39,167	$38,540	Minnesota	$3,769	$16,542
Colorado	1,170	4,435	Missouri	756	5,751
Georgia	4,766	19,692	New York	47,717	33,276
Louisiana	7,933	9,940	Ohio	11,018	16,304
Maryland	4,263	22,386	Oregon	12,856	24,160
Massachusetts	12,739	16,436	South
Michigan	10,417	19,683	Carolina	20,836	45,235

NOTES TO FINANCIAL STATEMENTS

     The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 2002, such charges were as follows:

SERIES		SERIES

National	$8,593	Minnesota	$—
Colorado	938	Missouri	—
Georgia	913	New York	1,566
Louisiana	3,564	Ohio	2,246
Maryland	—	Oregon	1,443
Massachusetts	670	South Carolina	2,665
Michigan	1,391

     Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 2002, Seligman Services, Inc. received commissions from the sale of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

		DISTRIBUTION AND
SERIES	COMMISSIONS	SERVICE FEES

National	$1,511	$7,703
Colorado	1,844	3,062
Georgia	980	1,059
Louisiana	2,229	1,129
Maryland	1,656	2,518
Massachusetts	913	2,261
Michigan	1,260	2,814
Minnesota	604	1,991
Missouri	1,021	1,564
New York	3,729	16,368
Ohio	1,037	6,086
Oregon	9	5,125
South Carolina	3,222	2,524

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost for shareholder account services in accordance with a methodology approved by the Fund’s directors as follows:

SERIES		SERIES

National	$155,290	Minnesota	$165,386
Colorado	67,780	Missouri	68,295
Georgia	70,432	New York	148,406
Louisiana	79,340	Ohio	224,063
Maryland	87,351	Oregon	101,274
Massachusetts	137,404	South Carolina	176,723
Michigan	213,674

     Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

     Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

     The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Fund or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at September 30, 2002, are included in other liabilities as follows:

SERIES		SERIES

National	$8,399	Minnesota	$7,540
Colorado	5,814	Missouri	5,821
Georgia	5,585	New York	7,394
Louisiana	6,197	Ohio	7,710
Maryland	6,193	Oregon	5,834
Massachusetts	7,461	South Carolina	5,877
Michigan	7,486

5. Committed Line of Credit — The Fund is a participant in a joint $650 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Series’ borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2003, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2002.

6. Capital Loss Carryforward and Other Tax Adjustments — At September 30, 2002, the National and Minnesota Series had net capital loss carryforwards for federal income tax purposes of $1,187,447 and $458,922, respectively, which are available for offset against future taxable net capital gains, expiring in various amounts through 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Series until net capital gains have been realized in excess of the available capital loss carryforwards.

     In addition, the National Series elected to defer to the fiscal year ending September 30, 2003, the recognition for tax purposes of net losses of $40,563, realized on sale of investments after October 31, 2001. This loss will be available to offset future taxable net gains.

NOTES TO FINANCIAL STATEMENTS

7. Capital Stock Transactions — The Fund has 1,300,000,000 shares of Capital Stock authorized. At September 30, 2002, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

NATIONAL SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	2,350,981	$18,595,815	1,686,886	$13,386,796
Investment of dividends	288,940	2,284,023	293,398	2,312,859
Exchanged from associated Funds	1,922,534	15,224,190	2,628,156	20,742,061
Shares issued in payment of gain distributions	—	—	—	—

Total	4,562,455	36,104,028	4,608,440	36,441,716

Cost of shares repurchased	(2,093,182)	(16,553,816)	(1,409,822)	(11,093,448)
Exchanged into associated Funds	(2,556,405)	(20,268,824)	(3,471,799)	(27,596,786)

Total	(4,649,587)	(36,822,640)	(4,881,621)	(38,690,234)

Increase (decrease)	(87,132)	$ (718,612)	(273,181)	$(2,248,518)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

COLORADO SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	217,915	$1,616,671	303,733	$2,214,940
Investment of dividends	116,813	868,013	131,126	959,223
Exchanged from associated Funds	28,563	211,719	47,284	343,710
Shares issued in payment of gain distributions	5,774	43,015	—	—

Total	369,065	2,739,418	482,143	3,517,873

Cost of shares repurchased	(261,698)	(1,946,410)	(772,517)	(5,632,310)
Exchanged into associated Funds	(24,632)	(184,359)	(18,798)	(136,883)

Total	(286,330)	(2,130,769)	(791,315)	(5,769,193)

Increase (decrease)	82,735	$ 608,649	(309,172)	$(2,251,320)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

GEORGIA SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	129,448	$1,023,027	224,937	$1,771,538
Investment of dividends	132,008	1,041,119	136,719	1,074,324
Exchanged from associated Funds	22,222	175,921	34,746	272,596
Shares issued in payment of gain distributions	6,678	52,622	21,171	161,704

Total	290,356	2,292,689	417,573	3,280,162

Cost of shares repurchased	(417,013)	(3,274,923)	(433,323)	(3,398,188)
Exchanged into associated Funds	(1,482)	(11,544)	(24,201)	(190,775)

Total	(418,495)	(3,286,467)	(457,524)	(3,588,963)

Increase (decrease)	(128,139)	$ (993,778)	(39,951)	$(308,801)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

LOUISIANA SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	253,893	$2,068,211	226,131	$1,825,888
Investment of dividends	129,196	1,049,464	139,124	1,117,825
Exchanged from associated Funds	2,378	19,553	18,832	151,340
Shares issued in payment of gain distributions	—	—	9,810	76,607

Total	385,467	3,137,228	393,897	3,171,660

Cost of shares repurchased	(554,215)	(4,505,337)	(376,015)	(3,023,422)
Exchanged into associated Funds	(11,599)	(97,317)	(5,127)	(41,513)

Total	(565,814)	(4,602,654)	(381,142)	(3,064,935)

Increase (decrease)	(180,347)	$ (1,465,426)	12,755	$106,725

NOTES TO FINANCIAL STATEMENTS

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

411,026	3,248,786	306,377	2,411,278	9,006	71,717	5,715	45,412
9,545	75,579	5,412	42,774	10,235	80,941	10,441	82,302
215,662	1,713,634	188,420	1,489,677	148,858	1,176,397	288,288	2,282,672
—	—	—	—	—	—	—	—

636,233	5,037,999	500,209	3,943,729	168,099	1,329,055	304,444	2,410,386

(113,966)	(900,212)	(122,663)	(969,627)	(70,549)	(557,016)	(107,322)	(845,996)
(168,959)	(1,344,103)	(135,911)	(1,078,472)	(38,223)	(304,605)	(254,087)	(2,012,024)

(282,925)	(2,244,315)	(258,574)	(2,048,099)	(108,772)	(861,621)	(361,409)	(2,858,020)

353,308	$ 2,793,684	241,635	1,895,630	59,327	$ 467,434	(56,965)	(447,634)

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

10,030	74,031	6,653	49,258	7,211	52,539	20,969	153,694
191	1,424	122	891	1,480	10,992	1,221	8,933
1,444	10,975	—	—	16,909	124,075	57,398	404,207
9	69	—	—	74	551	—	—

11,674	86,499	6,775	50,149	25,674	188,157	79,588	566,834

(2,537)	(18,851)	(4,766)	(35,144)	(37,061)	(276,700)	(12,536)	(92,650)
—	—	—	—	(10,192)	(75,733)	(57,466)	(414,415)

(2,537)	(18,851)	(4,766)	(35,144)	(47,253)	(352,433)	(70,002)	(507,065)

9,137	$ 67,648	2,009	15,005	(21,579)	(164,276)	9,586	59,769

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

35,220	277,803	35,011	276,388	10,048	80,201	22,512	175,947
1,977	15,638	1,164	9,161	6,329	50,027	6,162	48,548
—	—	—	—	9,623	76,053	14,891	118,199
81	639	221	1,690	343	2,708	1,185	9,075

37,278	294,080	36,396	287,239	26,343	208,989	44,750	351,769

(11,776)	(93,553)	—	—	(30,337)	(239,985)	(27,643)	(218,035)
—	—	(20,072)	(158,167)	—	—	(43,420)	(342,135)

(11,776)	(93,553)	(20,072)	(158,167)	(30,337)	(239,985)	(71,063)	(560,170)

25,502	200,527	16,324	129,072	(3,994)	(30,996)	(26,313)	(208,401)

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

24,826	$201,391	60,354	$483,114	20,550	$168,185	34,792	$272,989
3,455	28,032	2,961	23,811	2,601	21,121	2,985	23,983
—	—	—	—	—	—	—	—
—	—	183	1,426	—	—	183	1,430

28,281	229,423	63,498	508,351	23,151	189,306	37,960	298,402

(44,082)	(354,405)	(30,721)	(249,149)	(8,651)	(71,005)	(11,265)	(90,591)
—	—	—	—	—	—	—	—

(44,082)	(354,405)	(30,721)	(249,149)	(8,651)	(71,005)	(11,265)	(90,591)

(15,801)	$(124,982)	32,777	$259,202	14,500	$118,301	26,695	$207,811

NOTES TO FINANCIAL STATEMENTS

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

MARYLAND SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	227,238	$1,825,250	292,993	$2,346,412
Investment of dividends	154,773	1,244,037	169,408	1,354,784
Exchanged from associated Funds	62,556	504,146	253,938	2,037,696
Shares issued in payment of gain distributions	13,698	110,271	—	—

Total	458,265	3,683,704	716,339	5,738,892

Cost of shares repurchased	(380,458)	(3,063,576)	(861,270)	(6,851,929)
Exchanged into associated Funds	(23,447)	(188,460)	(301,084)	(2,417,728)

Total	(403,905)	(3,252,036)	(1,162,354)	(9,269,657)

Increase (decrease)	54,360	$ 431,668	(446,015)	$ (3,530,765)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

MASSACHUSETTS SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	285,214	$2,302,854	455,593	$3,593,998
Investment of dividends	269,224	2,156,846	291,078	2,285,651
Exchanged from associated Funds	74,218	593,266	32,852	263,602
Shares issued in payment of gain distributions	—	—	—	—

Total	628,656	5,052,966	779,523	6,143,251

Cost of shares repurchased	(811,828)	(6,488,104)	(966,456)	(7,579,675)
Exchanged into associated Funds	(55,227)	(439,034)	(56,434)	(445,039)

Total	(867,055)	(6,927,138)	(1,022,890)	(8,024,714)

Increase (decrease)	(238,399)	$(1,874,172)	(243,367)	$ (1,881,463)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

MICHIGAN SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	503,101	$4,216,974	639,381	$5,368,875
Investment of dividends	380,689	3,192,611	409,814	3,423,167
Exchanged from associated Funds	325,499	2,732,646	147,848	1,240,171
Shares issued in payment of gain distributions	55,764	470,089	35,997	292,987

Total	1,265,053	10,612,320	1,233,040	10,325,200

Cost of shares repurchased	(1,085,650)	(9,106,111)	(942,479)	(7,860,626)
Exchanged into associated Funds	(436,007)	(3,646,705)	(230,045)	(1,927,086)

Total	(1,521,657)	(12,752,816)	(1,172,524)	(9,787,712)

Increase (decrease)	(256,604)	$ (2,140,496)	60,516	$ 537,488

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

MINNESOTA SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	289,731	$2,231,680	364,084	$2,771,729
Investment of dividends	374,392	2,878,816	381,715	2,902,342
Exchanged from associated Funds	155,200	1,193,987	101,422	776,950
Shares issued in payment of gain distributions	—	—	—	—

Total	819,323	6,304,483	847,221	6,451,021

Cost of shares repurchased	(924,285)	(7,104,988)	(1,058,824)	(8,036,775)
Exchanged into associated Funds	(108,911)	(837,377)	(178,805)	(1,364,179)

Total	(1,033,196)	(7,942,365)	(1,237,629)	(9,400,954)

Increase (decrease)	(213,873)	$(1,637,882)	(390,408)	$ (2,949,933)

NOTES TO FINANCIAL STATEMENTS

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

14,416	$117,667	28,262	$226,517	20,465	$164,936	27,922	$223,579
1,558	12,538	813	6,538	7,778	62,622	8,398	67,279
1,272	10,291	9,942	79,832	6,212	50,797	24,920	200,176
143	1,150	—	—	817	6,582	—	—

17,389	141,646	39,017	312,887	35,272	284,937	61,240	491,034

(9,294)	(73,702)	(1,474)	(12,000)	(24,669)	(199,230)	(62,613)	(503,864)
(1,688)	(13,552)	(6,677)	(53,523)	(643)	(5,136)	(4,084)	(32,675)

(10,982)	(87,254)	(8,151)	(65,523)	(25,312)	(204,366)	(66,697)	(536,539)

6,407	$ 54,392	30,866	$247,364	9,960	$ 80,571	(5,457)	$(45,505)

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

66,445	$534,656	75,204	$590,407	5,699	$45,835	20,874	$162,536
3,550	28,454	1,305	10,332	2,603	20,852	2,904	22,841
6,940	55,670	14,197	111,976	7,304	58,774	2,404	18,917
—	—	—	—	—	—	—	—

76,935	618,780	90,706	712,715	15,606	125,461	26,182	204,294

(22,194)	(179,712)	—	—	(24,389)	(192,915)	(3,391)	(26,717)
—	—	(2,586)	(20,946)	—	—	—	—

(22,194)	(179,712)	(2,586)	(20,946)	(24,389)	(192,915)	(3,391)	(26,717)

54,741	$ 439,068	88,120	$691,769	(8,783)	$ (67,454)	22,791	$177,577

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

47,163	$396,323	63,486	$530,446	44,475	$373,076	65,474	$550,402
2,476	20,740	1,102	9,265	4,969	41,633	5,039	42,051
1,211	10,178	—	—	8,658	72,442	12,494	103,808
404	3,399	55	449	755	6,360	542	4,402

51,254	430,640	64,643	540,160	58,857	493,511	83,549	700,663

(22,201)	(188,469)	(2,372)	(20,186)	(57,393)	(481,883)	(41,643)	(348,400)
—	—	—	—	(10,688)	(88,498)	(1,914)	(16,056)

(22,201)	(188,469)	(2,372)	(20,186)	(68,081)	(570,381)	(43,557)	(364,456)

29,053	$ 242,171	62,271	519,974	(9,224)	$ (76,870))	39,992	$336,207

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

18,150	$138,348	25,302	$193,996	38,282	$293,293	15,249	$116,390
776	5,973	372	2,846	5,192	39,933	5,354	40,697
—	—	8,503	64,880	—	—	9,542	71,273
—	—	—	—	—	—	—	—

18,926	144,321	34,177	261,722	43,474	333,226	30,145	228,360

(3)	(25)	(892)	(6,840)	(18,959)	(145,329)	(38,245)	(290,102)
—	—	(867)	(6,398)	(3,939)	(30,366)	(9,840)	(74,849)

(3)	(25)	(1,759)	(13,238)	(22,898)	(175,695)	(48,085)	(364,951)

18,923	$ 144,296	32,418	$248,484	20,576	$ 157,531	(17,940)	$(136,591)

NOTES TO FINANCIAL STATEMENTS

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

MISSOURI SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	119,335	$922,241	72,850	$560,835
Investment of dividends	106,387	822,243	115,619	886,053
Exchanged from associated Funds	13,952	109,847	27,657	207,055
Shares issued in payment of gain distributions	19,291	149,891	15,101	111,732

Total	258,965	2,004,222	231,227	1,765,675

Cost of shares repurchased	(296,394)	(2,293,056)	(548,525)	(4,207,012)
Exchanged into associated Funds	(8,497)	(65,735)	(62,075)	(478,643)

Total	(304,891)	(2,358,791)	(610,600)	(4,685,655)

Increase (decrease)	(45,926)	$ (354,569)	(379,373)	$(2,919,980)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2001		2002

NEW YORK SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	518,532	$4,212,536	1,424,591	$11,522,476
Investment of dividends	267,808	2,175,940	270,858	2,183,487
Exchanged from associated Funds	449,090	3,665,259	462,428	3,735,449
Shares issued in payment of gain distributions	—	—	57,228	445,764

Total	1,235,430	10,053,735	2,215,105	17,887,176

Cost of shares repurchased	(1,083,630)	(8,873,573)	(679,108)	(5,479,736)
Exchanged into associated Funds	(334,699)	(2,725,278)	(371,935)	(3,010,027)

Total	(1,418,329)	(11,598,851)	(1,051,043)	(8,489,763)

Increase (decrease)	(182,899)	$ (1,545,116)	1,164,062	$9,397,413

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

OHIO SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	425,197	$3,409,296	676,143	$5,362,604
Investment of dividends	431,096	3,449,054	466,373	3,692,548
Exchanged from associated Funds	323,040	2,587,031	102,602	815,618
Shares issued in payment of gain distributions	2,990	24,036	3,072	23,624

Total	1,182,323	9,469,417	1,248,190	9,894,394

Cost of shares repurchased	(1,201,268)	(9,619,162)	(1,700,896)	(13,422,249)
Exchanged into associated Funds	(273,891)	(2,197,884)	(354,531)	(2,811,704)

Total	(1,475,159)	(11,817,046)	(2,055,427)	(16,233,953)

Increase (decrease)	(292,836)	$ (2,347,629)	(807,237)	$(6,339,559)

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

OREGON SERIES	SHARES
AMOUNT
			SHARES	AMOUNT

Net proceeds from sales of shares	854,314	$6,674,841	383,189	$2,957,595
Investment of dividends	195,146	1,519,785	205,515	1,583,064
Exchanged from associated Funds	31,824	248,032	75,623	589,084
Shares issued in payment of gain distributions	31,575	246,601	26,547	198,570

Total	1,112,859	8,689,259	690,874	5,328,313

Cost of shares repurchased	(583,122)	(4,550,520)	(735,390)	(5,678,747)
Exchanged into associated Funds	(49,558)	(385,293)	(28,748)	(222,619)

Total	(632,680)	(4,935,813)	(764,138)	(5,901,366)

Increase (decrease)	480,179	$ 3,753,446	(73,264)	$(573,053)

NOTES TO FINANCIAL STATEMENTS

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

383	$ 2,969	649	$ 4,948	442	$ 3,435	27,156	$ 210,265
59	458	76	583	2,131	16,470	1,397	11,162
227	1,770	8,405	64,520	2,153	16,617	6,016	46,509
37	289	4	32	426	3,310	176	1,305

706	5,486	9,134	70,083	5,152	39,832	34,745	269,241

—	—	(2,555)	(19,829)	(1,784)	(13,848)	(4,642)	(36,361)
—	—	—	—	(2,153)	(16,623)	—	—

—	—	(2,555)	(19,829)	(3,937)	(30,471)	(4,642)	(36,361)

706	$ 5,486	6,579	$ 50,254	1,215	$ 9,361	30,103	$ 232,880

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

387,041	$3,156,479	419,157	$3,395,335	6,213	$50,575	72,178	$583,169
12,149	98,966	2,995	24,403	9,989	81,256	8,915	71,925
14,105	113,789	22,597	178,252	28,959	235,729	58,337	465,509
—	—	181	1,409	—	—	1,809	14,059

413,295	3,369,234	444,930	3,599,399	45,161	367,560	141,239	1,134,662

(21,180)	(172,170)	(35,342)	(288,063)	(27,487)	(223,245)	(50,590)	(404,368)
(5,998)	(48,293)	(17,634)	(140,468)	(4,429)	(35,387)	(20,206)	(158,101)

(27,178)	(220,463)	(52,976)	(428,531)	(31,916)	(258,632)	(70,796)	(562,469)

386,117	$ 3,148,771	391,954	$3,170,868	13,245	$ 108,928	70,443	$572,193

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

87,274	$699,912	82,032	$655,002	19,951	$161,666	26,954	$216,063
3,843	30,918	1,925	15,379	4,810	38,671	5,210	41,438
2,170	17,634	863	6,949	13,213	106,399	9,906	78,258
22	182	7	54	33	271	28	219

93,309	748,646	84,827	677,384	38,007	307,007	42,098	335,978

(32,729)	(262,883)	(13,189)	(105,395)	(27,396)	(220,408)	(28,952)	(232,159)
(888)	(7,131)	—	—	(3,954)	(31,873)	(2,693)	(21,596)

(33,617)	(270,014)	(13,189)	(105,395)	(31,350)	(252,281)	(31,645)	(253,755)

59,692	$ 478,632	71,638	$571,989	6,657	$ 54,726	10,453	$82,223

CLASS C				CLASS D

YEAR ENDED SEPTEMBER 30,				YEAR ENDED SEPTEMBER 30,

2002		2001		2002		2001

SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

63,092	$494,069	95,028	$733,920	61,360	$480,847	6,789	$52,538
5,153	40,100	3,037	23,479	7,174	55,841	7,779	59,887
1,086	8,664	2,400	18,648	7,783	60,705	10,261	80,140
827	6,455	255	1,907	1,359	10,612	1,178	8,813

70,158	549,288	100,720	777,954	77,676	608,005	26,007	201,378

(30,546)	(234,995)	(830)	(6,434)	(31,068)	(244,340)	(42,281)	(320,867)
—	—	—	—	(10,677)	(81,142)	(15,036)	(114,424)

(30,546)	(234,995)	(830)	(6,434)	(41,745)	(325,482)	(57,317)	(435,291)

39,612	$ 314,293	99,890	$771,520	35,931	$ 282,523	(31,310)	$(233,913)

NOTES TO FINANCIAL STATEMENTS

	CLASS A

	YEAR ENDED SEPTEMBER 30,

	2002		2001

SOUTH CAROLINA SERIES	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	534,629	$4,300,712	1,101,995	$8,793,790
Investment of dividends	268,864	2,158,288	275,774	2,195,164
Exchanged from associated Funds	144,309	1,155,177	50,975	405,351
Shares issued in payment of gain distributions	6,885	55,559	—	—

Total	954,687	7,669,736	1,428,744	11,394,305

Cost of shares repurchased	(1,376,988)	(11,042,610)	(1,497,503)	(11,899,482)
Exchanged into associated Funds	(127,666)	(1,026,548)	(104,717)	(838,267)

Total	(1,504,654)	(12,069,158)	(1,602,220)	(12,737,749)

Decrease	(549,967)	$(4,399,422)	(173,476)	$(1,343,444)

	CLASS C

	YEAR ENDED SEPTEMBER 30,

	2002		2001

	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	273,004	$2,193,085	108,825	$865,470
Investment of dividends	6,738	54,085	5,017	39,957
Exchanged from associated Funds	—	—	—	—
Shares issued in payment of gain distributions	151	1,221	—	—

Total	279,893	2,248,391	113,842	905,427

Cost of shares repurchased	(77,989)	(618,765)	(33,573)	(268,894)
Exchanged into associated Funds	(964)	(7,709)	—	—

Total	(78,953)	(626,474)	(33,573)	(268,894)

Increase	200,940	$ 1,621,917	80,269	$636,533

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2000		2001

	SHARES	AMOUNT	SHARES	AMOUNT

Net proceeds from sales of shares	71,976	$573,038	54,727	$436,872
Investment of dividends	13,955	111,923	13,346	106,174
Exchanged from associated Funds	14,800	118,809	9,736	78,659
Shares issued in payment of gain distributions	405	3,263	—	—

Total	101,136	807,033	77,809	621,705

Cost of shares repurchased	(59,732)	(477,973)	(114,638)	(898,381)
Exchanged into associated Funds	—	—	(1,097)	(8,656)

Total	(59,732)	(477,973)	(115,735)	(907,037)

Increase (decrease)	41,404	$ 329,060	(37,926)	$(285,332)

8. Change in Accounting Principle — As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on purchases of portfolio securities for financial reporting purposes. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in increases to cost of investments and undistributed net investment income and corresponding decreases in net unrealized appreciation, based on securities held by the Fund on September 30, 2001, as follows:

SERIES		SERIES

National	$66,014	Minnesota	$265,365
Colorado	54,454	Missouri	78,681
Georgia	65,293	New York	77,516
Louisiana	120,363	Ohio	272,665
Maryland	99,577	Oregon	154,114
Massachusetts	165,590	South Carolina	211,504
Michigan	145,065

     The effects of this change for the year ended September 30, 2002 (for financial reporting purposes only), were as follows:

			(INCREASE)
		DECREASE IN	DECREASE IN
	INCREASE IN	NET REALIZED	NET CHANGE IN
	NET INVESTMENT	GAIN (LOSS) ON	UNREALIZED
SERIES	INCOME	INVESTMENTS	APPRECIATION

National	$32,723	$8,920	$23,803
Colorado	16,636	3,684	12,952
Georgia	14,672	18,461	(3,789)
Louisiana	23,673	9,271	14,402
Maryland	20,080	28,864	(8,784)
Massachusetts	44,181	23,386	20,795
Michigan	45,794	19,529	26,265
Minnesota	86,417	28,347	58,070
Missouri	17,597	9,508	8,089
New York	23,863	27,254	(3,391)
Ohio	43,993	19,294	24,699
Oregon	29,047	18,435	10,612
South Carolina	51,651	51,081	570

     The statements of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

FINANCIAL HIGHLIGHTS

     The tables below are intended to help you understand the financial performance of each Class of each Series for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

NATIONAL SERIES
	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$7.98	$7.65	$7.68	$8.32	$8.01	$7.98	$7.65	$7.68	$8.08

Income from Investment
Operations:
Net investment incomeøø	0.37	0.37	0.39	0.39	0.39	0.30	0.30	0.32	0.11
Net realized and unrealized gain (loss)
on investmentsøø	0.06	0.33	(0.03)	(0.64)	0.31	0.06	0.33	(0.03)	(0.40)

Total from Investment Operations	0.43	0.70	0.36	(0.25)	0.70	0.36	0.63	0.29	(0.29)

Less Distributions:
Dividends from net investment income	(0.36)	(0.37)	(0.39)	(0.39)	(0.39)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	—	—	—	—	—	—	—	—	—

Total Distributions	(0.36)	(0.37)	(0.39)	(0.39)	(0.39)	(0.29)	(0.30)	(0.32)	(0.11)

Net Asset Value, End of Period	$8.05	$7.98	$7.65	$7.68	$8.32	$8.05	$7.98	$7.65	$7.68

TOTAL RETURN:	5.62%	9.36%	4.88%	(3.11)%	9.00%	4.67%	8.38%	3.94%	(3.38)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$89,243	$89,117	$87,583	$90,296	$101,909	$5,903	$3,029	$1,056	$115
Ratio of expenses to average net assets	0.89%	0.91%	0.87%	0.83%	0.80%	1.79%	1.81%	1.77%	1.74%†
Ratio of net income to average net assetsøø	4.64%	4.74%	5.18%	4.83%	4.82%	3.74%	3.84%	4.28%	4.10%†
Portfolio turnover rate	6.97%	20.58%	6.54%	13.37%	18.00%	6.97%	20.58%	6.54%	13.37%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$7.98	$7.65	$7.68	$8.31	$8.02

Income from Investment
Operations:
Net investment incomeøø	0.30	0.30	0.32	0.32	0.32
Net realized and unrealized gain (loss)
on investmentsøø	0.06	0.33	(0.03)	(0.63)	0.29

Total from Investment Operations	0.36	0.63	0.29	(0.31)	0.61

Less Distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.32)	(0.32)	(0.32)
Distributions from net realized capital gain	—	—	—	—	—

Total Distributions	(0.29)	(0.30)	(0.32)	(0.32)	(0.32)

Net Asset Value, End of Year	$8.05	$7.98	$7.65	$7.68	$8.31

TOTAL RETURN:	4.67%	8.38%	3.94%	(3.85)%	7.76%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$4,059	$3,547	$3,839	$8,079	$7,392
Ratio of expenses to average net assets	1.79%	1.81%	1.77%	1.73%	1.71%
Ratio of net income to average net assetsøø	3.74%	3.84%	4.28%	3.93%	3.91%
Portfolio turnover rate	6.97%	20.58%	6.54%	13.37%	18.00%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

COLORADO SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$7.47	$7.02	$7.10	$7.64	$7.42	$7.46	$7.02	$7.09	$7.47

Income from Investment
Operations:
Net investment income	0.32	0.34	0.35	0.34	0.36	0.25	0.28	0.28	0.10
Net realized and unrealized gain (loss)
on investments	0.23	0.45	(0.03)	(0.54)	0.22	0.23	0.44	(0.02)	(0.38)

Total from Investment Operations	0.55	0.79	0.32	(0.20)	0.58	0.48	0.72	0.26	(0.28)

Less Distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.35)	(0.34)	(0.36)	(0.25)	(0.28)	(0.28)	(0.10)
Distributions from net realized capital gain	(0.01)	—	(0.05)	.—	.—	(0.01)	—	(0.05)	.—

Total Distributions	(0.33)	(0.34)	(0.40)	(0.34)	(0.36)	(0.26)	(0.28)	(0.33)	(0.10)

Net Asset Value, End of Period	$7.69	$7.47	$7.02	$7.10	$7.64	$7.68	$7.46	$7.02	$7.09

TOTAL RETURN:	7.60%	11.44%	4.64%	(2.67)%	8.03%	6.59%	10.39%	3.86%		(3.93)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$39,155	$37,429	$37,358	$44,649	$45,583	$169	$96	$76	$60
Ratio of expenses to average net assets	0.96%	0.94%	0.91%	0.87%	0.90%	1.86%	1.84%	1.81%	1.73	%†
Ratio of net income to average net assetsøø	4.31%	4.63%	4.99%	4.60%	4.80%	3.41%	3.73%	4.09%	3.85	%†
Portfolio turnover rate	9.45%	11.31%	8.81%	7.91%	28.66%	9.45%	11.31%	8.81%	7.91	%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$7.46	$7.02	$7.09	$7.63	$7.42

Income from Investment
Operations:
Net investment income	0.25	0.28	0.28	0.28	0.29
Net realized and unrealized gain (loss)
on investments	0.23	0.44	(0.02)	(0.54)	0.21

Total from Investment Operations	0.48	0.72	0.26	(0.26)	0.50

Less Distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.01)	—	(0.05)	—	—

Total Distributions	(0.26)	(0.28)	(0.33)	(0.28)	(0.29)

Net Asset Value, End of Year	$7.68	$7.46	$7.02	$7.09	$7.63

TOTAL RETURN:	6.59%	10.39%	3.86%	(3.57)%	6.90%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$461	$609	$505	$917	$344
Ratio of expenses to average net assets	1.86%	1.84%	1.81%	1.77%	1.80%
Ratio of net income to average net assetsøø	3.41%	3.73%	4.09%	3.70%	3.90%
Portfolio turnover rate	9.45%	11.31%	8.81%	7.91%	28.66%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

GEORGIA SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$ 7.89	$7.64	$7.75	$8.38	$8.12	$7.91	$7.66	$7.76	$8.17

Income from Investment
Operations:
Net investment income	0.35	0.36	0.37	0.37	0.38	0.28	0.29	0.30	0.11
Net realized and unrealized gain (loss)
on investments	0.22	0.29	0.06	(0.58)	0.29	0.22	0.29	0.07	(0.41)

Total from Investment Operations	0.57	0.65	0.43	(0.21)	0.67	0.50	0.58	0.37	(0.30)

Less Distributions:
Dividends from net investment income	(0.35)	(0.36)	(0.37)	(0.37)	(0.38)	(0.28)	(0.29)	(0.30)	(0.11)
Distributions from net realized capital gain	(0.01)	(0.04)	(0.17)	(0.05)	(0.03)	(0.01)	(0.04)	(0.17)	—

Total Distributions	(0.36)	(0.40)	(0.54)	(0.42)	(0.41)	(0.29)	(0.33)	(0.47)	(0.11)

Net Asset Value, End of Period	$8.10	$7.89	$7.64	$7.75	$8.38	$8.12	$7.91	$7.66	$7.76

TOTAL RETURN:	7.47%	8.68%	5.95%	(2.63)%	8.44%	6.49%	7.71%	5.15%	(3.84)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$38,306	$38,355	$37,423	$42,692	$48,424	$600	$383	$246	$176
Ratio of expenses to average net assets	0.89%	0.95%	0.91%	0.87%	0.89%	1.79%	1.85%	1.81%	1.74%†
Ratio of net income to average net assetsøø	4.44%	4.56%	4.96%	4.59%	4.57%	3.54%	3.66%	4.06%	3.89%†
Portfolio turnover rate	13.66%	—	9.57%	23.93%	2.92%	13.66%	—	9.57%	23.93%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$7.91	$7.66	$7.76	$8.40	$8.13

Income from Investment
Operations:
Net investment income	0.28	0.29	0.30	0.30	0.30
Net realized and unrealized gain (loss)
on investments	0.22	0.29	0.07	(0.59)	0.30

Total from Investment Operations	0.50	0.58	0.37	(0.29)	0.60

Less Distributions:
Dividends from net investment income	(0.28)	(0.29)	(0.30)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.01)	(0.04)	(0.17)	(0.05)	(0.03)

Total Distributions	(0.29)	(0.33)	(0.47)	(0.35)	(0.33)

Net Asset Value, End of Year	$8.12	$7.91	$7.66	$7.76	$8.40

TOTAL RETURN:	6.49%	7.71%	5.15%	(3.61)%	7.59%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$2,010	$1,991	$2,129	$2,318	$2,809
Ratio of expenses to average net assets	1.79%	1.85%	1.81%	1.77%	1.80%
Ratio of net income to average net assetsøø	3.54%	3.66%	4.06%	3.69%	3.66%
Portfolio turnover rate	13.66%	—	9.57%	23.93%	2.92%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

LOUISIANA SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.15	$7.80	$7.81	$8.51	$8.28	$8.15	$7.80	$7.80	$8.19

Income from Investment
Operations:
Net investment incomeøø	0.37	0.38	0.39	0.39	0.41	0.30	0.30	0.32	0.11
Net realized and unrealized gain (loss)
on investmentsøø	0.26	0.37	0.04	(0.59)	0.24	0.25	0.37	0.05	(0.39)

Total from Investment Operations	0.63	0.75	0.43	(0.20)	0.65	0.55	0.67	0.37	(0.28)

Less Distributions:
Dividends from net investment income	(0.37)	(0.38)	(0.39)	(0.39)	(0.41)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	—	(0.02)	(0.05)	(0.11)	(0.01)	—	(0.02)	(0.05)	—

Total Distributions	(0.37)	(0.40)	(0.44)	(0.50)	(0.42)	(0.29)	(0.32)	(0.37)	(0.11)

Net Asset Value, End of Period	$8.41	$8.15	$7.80	$7.81	$8.51	$8.41	$8.15	$7.80	$7.80

TOTAL RETURN:	7.94%	9.77%	5.70%	(2.44)%	8.08%	6.98%	8.78%	4.88%	(3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$49,356	$49,267	$47,099	$51,543	$56,308	$769	$873	$581	$—
Ratio of expenses to average net assets	0.87%	0.89%	0.88%	0.84%	0.88%	1.77%	1.79%	1.78%	1.71	%†
Ratio of net income to average net assetsøø	4.56%	4.71%	5.10%	4.76%	4.86%	3.66%	3.81%	4.20%	4.00	%†
Portfolio turnover rate	11.19%	4.99%	—	8.67%	15.72%	11.19%	4.99%	—	8.67	%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.15	$7.80	$7.80	$8.50	$8.27

Income from Investment
Operations:
Net investment incomeøø	0.30	0.30	0.32	0.32	0.33
Net realized and unrealized gain (loss)
on investmentsøø	0.25	0.37	0.05	(0.59)	0.24

Total from Investment Operations	0.55	0.67	0.37	(0.27)	0.57

Less Distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.32)	(0.32)	(0.33)
Distributions from net realized capital gain	—	(0.02)	(0.05)	(0.11)	(0.01)

Total Distributions	(0.29)	(0.32)	(0.37)	(0.43)	(0.34)

Net Asset Value, End of Year	$8.41	$8.15	$7.80	$7.80	$8.50

TOTAL RETURN:	6.98%	8.78%	4.88%	(3.33)%	7.11%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$1,123	$970	$721	$908	$837
Ratio of expenses to average net assets	1.77%	1.79%	1.78%	1.74%	1.78%
Ratio of net income to average net assetsøø	3.66%	3.81%	4.20%	3.86%	3.96%
Portfolio turnover rate	11.19%	4.99%	—	8.67%	15.72%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

MARYLAND SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.08	$7.79	$7.79	$8.32	$8.14	$8.09	$7.80	$7.80	$8.13

Income from Investment
Operations:
Net investment incomeøø	0.36	0.39	0.39	0.39	0.40	0.29	0.32	0.32	0.11
Net realized and unrealized gain (loss)
on investmentsøø	0.22	0.29	––	(0.50)	0.23	0.23	0.29	—	(0.33)

Total from Investment Operations	0.58	0.68	0.39	(0.11)	0.63	0.52	0.61	0.32	(0.22)

Less Distributions:
Dividends from net investment income	(0.36)	(0.39)	(0.39)	(0.39)	(0.40)	(0.29)	(0.32)	(0.32)	(0.11)
Distributions from net realized capital gain	(0.03)	—	—	(0.03)	(0.05)	(0.03)	—	—	—

Total Distributions	(0.39)	(0.39)	(0.39)	(0.42)	(0.45)	(0.32)	(0.32)	(0.32)	(0.11)

Net Asset Value, End of Period	$8.27	$8.08	$7.79	$7.79	$8.32	$8.29	$8.09	$7.80	$7.80

TOTAL RETURN:	7.33%	8.83%	5.26%	(1.45)%	7.89%	6.49%	7.86%	4.32%	(2.83)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$47,787	$46,234	$48,042	$49,523	$54,891	$480	$417	$161	$75
Ratio of expenses to average net assets	0.90%	0.91%	0.91%	0.87%	0.89%	1.80%	1.81%	1.81%	1.75%†
Ratio of net income to average net assetsøø	4.47%	4.82%	5.10%	4.77%	4.82%	3.57%	3.92%	4.20%	4.04%†
Portfolio turnover rate	19.30%	—	9.76%	1.80%	7.59%	19.30%	—	9.76%	1.80%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.09	$7.80	$7.80	$8.33	$8.15

Income from Investment
Operations:
Net investment incomeøø	0.29	0.32	0.32	0.31	0.32
Net realized and unrealized gain (loss)
on investmentsøø	0.23	0.29	—	(0.50)	0.23

Total from Investment Operations	0.52	0.61	0.32	(0.19)	0.55

Less Distributions:
Dividends from net investment income	(0.29)	(0.32)	(0.32)	(0.31)	(0.32)
Distributions from net realized capital gain	(0.03)	—	—	(0.03)	(0.05)

Total Distributions	(0.32)	(0.32)	(0.32)	(0.34)	(0.37)

Net Asset Value, End of Year	$8.29	$8.09	$7.80	$7.80	$8.33

TOTAL RETURN:	6.49%	7.86%	4.32%	(2.00)%	6.91%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$2,352	$2,216	$2,179	$2,775	$3,128
Ratio of expenses to average net assets	1.80%	1.81%	1.81%	1.77%	1.80%
Ratio of net income to average net assetsøø	3.57%	3.92%	4.20%	3.87%	3.91%
Portfolio turnover rate	19.30%	—	9.76%	1.80%	7.59%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

MASSACHUSETTS SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.01	$7.48	$7.47	$8.27	$7.99	$8.01	$7.48	$7.47	$7.96

Income from Investment
Operations:
Net investment income	0.35	0.35	0.36	0.36	0.38	0.28	0.28	0.29	0.10
Net realized and unrealized gain (loss)
on investments	0.37	0.53	0.07	(0.75)	0.37	0.36	0.53	0.07	(0.49)

Total from Investment Operations	0.72	0.88	0.43	(0.39)	0.75	0.64	0.81	0.36	(0.39)

Less Distributions:
Dividends from net investment income	(0.35)	(0.35)	(0.36)	(0.36)	(0.38)	(0.28)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	—	—	(0.06)	(0.05)	(0.09)	—	—	(0.06)	—

Total Distributions	(0.35)	(0.35)	(0.42)	(0.41)	(0.47)	(0.28)	(0.28)	(0.35)	(0.10)

Net Asset Value, End of Period	$8.38	$8.01	$7.48	$7.47	$8.27	$8.37	$8.01	$7.48	$7.47

TOTAL RETURN:	9.28%	12.01%	5.97%	(4.85)%	9.80%	8.17%	11.00%	5.01%	(5.02)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$87,225	$85,336	$81,487	$92,929	$109,328	$1,513	$1,009	$283	$228
Ratio of expenses to average net assets	0.86%	0.89%	0.86%	0.83%	0.80%	1.76%	1.79%	1.76%	1.73%†
Ratio of net income to average net assetsøø	4.42%	4.52%	4.95%	4.56%	4.72%	3.52%	3.62%	4.05%	3.80%†
Portfolio turnover rate	5.74%	5.09%	22.46%	23.88%	13.41%	5.74%	5.09%	22.46%	23.88%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.01	$7.48	$7.47	$8.26	$7.99

Income from Investment
Operations:
Net investment income	0.28	0.28	0.29	0.29	0.31
Net realized and unrealized gain (loss)
on investments	0.36	0.53	0.07	(0.74)	0.36

Total from Investment Operations	0.64	0.81	0.36	(0.45)	0.67

Less Distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.29)	(0.29)	(0.31)
Distributions from net realized capital gain	—	—	(0.06)	(0.05)	(0.09)

Total Distributions	(0.28)	(0.28)	(0.35)	(0.34)	(0.40)

Net Asset Value, End of Year	$8.37	$8.01	$7.48	$7.47	$8.26

TOTAL RETURN:	8.17%	11.00%	5.01%	(5.61)%	8.68%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$1,725	$1,721	$1,436	$2,934	$1,468
Ratio of expenses to average net assets	1.76%	1.79%	1.76%	1.73%	1.71%
Ratio of net income to average net assetsøø	3.52%	3.62%	4.05%	3.66%	3.81%
Portfolio turnover rate	5.74%	5.09%	22.46%	23.88%	13.41%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

MICHIGAN SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.47	$8.11	$8.04	$8.83	$8.60	$8.46	$8.10	$8.03	$8.43

Income from Investment
Operations:
Net investment income	0.38	0.40	0.41	0.40	0.41	0.30	0.33	0.34	0.11
Net realized and unrealized gain (loss)
on investments	0.21	0.39	0.10	(0.63)	0.30	0.21	0.39	0.10	(0.40)

Total from Investment Operations	0.59	0.79	0.51	(0.23)	0.71	0.51	0.72	0.44	(0.29)

Less Distributions:
Dividends from net investment income	(0.38)	(0.40)	(0.41)	(0.40)	(0.41)	(0.30)	(0.33)	(0.34)	(0.11)
Distributions from net realized capital gain	(0.04)	(0.03)	(0.03)	(0.16)	(0.07)	(0.04)	(0.03)	(0.03)	—

Total Distributions	(0.42)	(0.43)	(0.44)	(0.56)	(0.48)	(0.34)	(0.36)	(0.37)	(0.11)

Net Asset Value, End of Period	$8.64	$8.47	$8.11	$8.04	$8.83	$8.63	$8.46	$8.10	$8.03

TOTAL RETURN:	7.23%	9.98%	6.62%	(2.77)%	8.63%	6.28%	8.99%	5.68%	(3.55)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$123,283	$122,978	$117,241	$125,560	$144,161	$1,169	$899	$356	$114
Ratio of expenses to average net assets	0.86%	0.70%	0.70%	0.82%	0.79%	1.76%	1.60%	1.60%	1.73%†
Ratio of net income to average net assetsøø	4.51%	4.85%	5.20%	4.73%	4.78%	3.61%	3.95%	4.30%	3.96%†
Portfolio turnover rate	1.66%	11.63%	7.80%	3.73%	23.60%	1.66%	11.63%	7.80%	3.73%††
Without expense reimbursement:*
Ratio of expenses to average net assets		0.85%	0.84%				1.75%	1.74%
Ratio of net income to average net assets		4.70%	5.06%				3.80%	4.16%

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.46	$8.10	$8.03	$8.82	$8.59

Income from Investment
Operations:
Net investment income	0.30	0.33	0.34	0.32	0.33
Net realized and unrealized gain (loss)
on investments	0.21	0.39	0.10	(0.63)	0.30

Total from Investment Operations	0.51	0.72	0.44	(0.31)	0.63

Less Distributions:
Dividends from net investment income	(0.30)	(0.33)	(0.34)	(0.32)	(0.33)
Distributions from net realized capital gain	(0.04)	(0.03)	(0.03)	(0.16)	(0.07)

Total Distributions	(0.34)	(0.36)	(0.37)	(0.48)	(0.40)

Net Asset Value, End of Year	$8.63	$8.46	$8.10	$8.03	$8.82

TOTAL RETURN:	6.28%	8.99%	5.68%	(3.65)%	7.66%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$1,977	$2,015	$1,605	$2,074	$1,841
Ratio of expenses to average net assets	1.76%	1.60%	1.60%	1.72%	1.70%
Ratio of net income to average net assetsøø	3.61%	3.95%	4.30%	3.83%	3.87%
Portfolio turnover rate	1.66%	11.63%	7.80%	3.73%	23.60%
Without expense reimbursement:*
Ratio of expenses to average net assets		1.75%	1.74%
Ratio of net income to average net assets		3.80%	4.16%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

MINNESOTA SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$7.72	$7.34	$7.36	$7.98	$7.79	$7.72	$7.34	$7.36	$7.72

Income from Investment
Operations:
Net investment incomeøø	0.35	0.34	0.36	0.36	0.38	0.28	0.28	0.29	0.10
Net realized and unrealized gain (loss)
on investmentsøø	0.19	0.38	0.02	(0.52)	0.20	0.20	0.38	0.02	(0.36)

Total from Investment Operations	0.54	0.72	0.38	(0.16)	0.58	0.48	0.66	0.31	(0.26)

Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.36)	(0.36)	(0.38)	(0.27)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	—	—	(0.04)	(0.10)	(0.01)	—	—	(0.04)	—

Total Distributions	(0.34)	(0.34)	(0.40)	(0.46)	(0.39)	(0.27)	(0.28)	(0.33)	(0.10)

Net Asset Value, End of Period	$7.92	$7.72	$7.34	$7.36	$7.98	$7.93	$7.72	$7.34	$7.36

TOTAL RETURN:	7.20%	10.02%	5.35%	(2.09)%	7.68%	6.38%	9.04%	4.42%	(3.47)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$99,368	$98,452	$96,475	$109,165	$121,374	$432	$275	$23	$—
Ratio of expenses to average net assets	0.85%	0.89%	0.87%	0.84%	0.81%	1.75%	1.79%	1.77%	1.74	%†
Ratio of net income to average net assetsøø	4.49%	4.52%	4.95%	4.71%	4.87%	3.59%	3.62%	4.05%	3.94	%†
Portfolio turnover rate	8.09%	1.02%	12.38%	9.74%	21.86%	8.09%	1.02%	12.38%	9.74	%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$7.72	$7.34	$7.36	$7.98	$7.79

Income from Investment
Operations:
Net investment incomeøø	0.28	0.28	0.29	0.30	0.31
Net realized and unrealized gain (loss)
on investmentsøø	0.20	0.38	0.02	(0.52)	0.20

Total from Investment Operations	0.48	0.66	0.31	(0.22)	0.51

Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.29)	(0.30)	(0.31)
Distributions from net realized capital gain	—	—	(0.04)	(0.10)	(0.01)

Total Distributions	(0.27)	(0.28)	(0.33)	(0.40)	(0.32)

Net Asset Value, End of Year	$7.93	$7.72	$7.34	$7.36	$7.98

TOTAL RETURN:	6.38%	9.04%	4.42%	(2.96)%	6.71%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$1,779	$1,575	$1,629	$1,856	$2,103
Ratio of expenses to average net assets	1.75%	1.79%	1.77%	1.74%	1.72%
Ratio of net income to average net assetsøø	3.59%	3.62%	4.05%	3.81%	3.96%
Portfolio turnover rate	8.09%	1.02%	12.38%	9.74%	21.86%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

MISSOURI SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$7.81	$7.37	$7.29	$8.03	$7.82	$7.81	$7.37	$7.29	$7.68

Income from Investment
Operations:
Net investment income	0.34	0.34	0.35	0.35	0.36	0.27	0.27	0.28	0.10
Net realized and unrealized gain (loss)
on investments	0.26	0.47	0.09	(0.62)	0.28	0.26	0.47	0.09	(0.39)

Total from Investment Operations	0.60	0.81	0.44	(0.27)	0.64	0.53	0.74	0.37	(0.29)

Less Distributions:
Dividends from net investment income	(0.34)	(0.34)	(0.35)	(0.35)	(0.36)	(0.27)	(0.27)	(0.28)	(0.10)
Distributions from net realized capital gain	(0.05)	(0.03)	(0.01)	(0.12)	(0.07)	(0.05)	(0.03)	(0.01)	—

Total Distributions	(0.39)	(0.37)	(0.36)	(0.47)	(0.43)	(0.32)	(0.30)	(0.29)	(0.10)

Net Asset Value, End of Period	$8.02	$7.81	$7.37	$7.29	$8.03	$8.02	7.81	$7.37	$7.29

TOTAL RETURN:	7.89%	11.26%	6.19%	(3.58)%	8.41%	6.92%	10.27%	5.27%	(3.95)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$38,519	$37,879	$38,529	$43,437	$49,949	$82	$75	$22	$21
Ratio of expenses to average net assets	0.90%	0.94%	0.93%	0.87%	0.89%	1.80%	1.84%	1.83%	1.74%†
Ratio of net income to average net assetsøø	4.37%	4.44%	4.83%	4.50%	4.59%	3.47%	3.54%	3.93%	3.75%†
Portfolio turnover rate	4.04%	5.70%	6.00%	10.43%	21.26%	4.04%	5.70%	6.00%	10.43%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$7.81	$7.37	$7.29	$8.03	$7.82

Income from Investment
Operations:
Net investment income	0.27	0.27	0.28	0.28	0.29
Net realized and unrealized gain (loss)
on investments	0.26	0.47	0.09	(0.62)	0.28

Total from Investment Operations	0.53	0.74	0.37	(0.34)	0.57

Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.05)	(0.03)	(0.01)	(0.12)	(0.07)

Total Distributions	(0.32)	(0.30)	(0.29)	(0.40)	(0.36)

Net Asset Value, End of Year	$8.02	$7.81	$7.37	$7.29	$8.03

TOTAL RETURN:	6.92%	10.27%	5.27%	(4.46)%	7.45%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$600	$575	$321	$617	$418
Ratio of expenses to average net assets	1.80%	1.84%	1.83%	1.77%	1.79%
Ratio of net income to average net assetsøø	3.47%	3.54%	3.93%	3.60%	3.69%
Portfolio turnover rate	4.04%	5.70%	6.00%	10.43%	21.26%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

NEW YORK SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.16	$7.77	$7.70	$8.60	$8.28	$8.17	$7.78	$7.70	$8.14

Income from Investment
Operations:
Net investment income	0.36	0.38	0.39	0.38	0.40	0.29	0.30	0.32	0.11
Net realized and unrealized gain (loss)
on investments	0.27	0.45	0.08	(0.69)	0.40	0.27	0.45	0.09	(0.44)

Total from Investment Operations	0.63	0.83	0.47	(0.31)	0.80	0.56	0.75	0.41	(0.33)

Less Distributions:
Dividends from net investment income	(0.36)	(0.38)	(0.39)	(0.38)	(0.40)	(0.29)	(0.30)	(0.32)	(0.11)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.21)	(0.08)	—	(0.06)	(0.01)	—

Total Distributions	(0.36)	(0.44)	(0.40)	(0.59)	(0.48)	(0.29)	(0.36)	(0.33)	(0.11)

Net Asset Value, End of Period	$8.43	$8.16	$7.77	$7.70	$8.60	$8.44	$8.17	$7.78	$7.70

TOTAL RETURN:	7.94%	10.90%	6.28%	(3.86)%	10.02%	6.98%	9.88%	5.46%	(4.22)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$83,723	$82,482	$69,549	$76,833	$84,822	$7,005	$3,624	$402	$189
Ratio of expenses to average net assets	0.87%	0.70%	0.70%	0.81%	0.81%	1.77%	1.60%	1.60%	1.69%†
Ratio of net income to average net assetsøø	4.43%	4.70%	5.17%	4.63%	4.74%	3.53%	3.80%	4.27%	3.96%†
Portfolio turnover rate	19.43%	8.15%	7.30%	11.85%	39.85%	19.43%	8.15%	7.30%	11.85%††
Without expense reimbursement:*
Ratio of expenses to average net assets		0.83%	0.83%				1.73%	1.73%
Ratio of net income to average net assets		4.57%	5.04%				3.67%	4.14%

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.17	$7.78	$7.70	$8.60	$8.29

Income from Investment
Operations:
Net investment income	0.29	0.30	0.32	0.30	0.32
Net realized and unrealized gain (loss)
on investments	0.27	0.45	0.09	(0.69)	0.39

Total from Investment Operations	0.56	0.75	0.41	(0.39)	0.71

Less Distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.32)	(0.30)	(0.32)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.21)	(0.08)

Total Distributions	(0.29)	(0.36)	(0.33)	(0.51)	(0.40)

Net Asset Value, End of Year	$8.44	$8.17	$7.78	$7.70	$8.60

TOTAL RETURN:	6.98%	9.88%	5.46%	(4.73)%	8.88%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$3,521	$3,297	$2,593	$2,844	$2,182
Ratio of expenses to average net assets	1.77%	1.60%	1.60%	1.71%	1.72%
Ratio of net income to average net assetsøø	3.53%	3.80%	4.27%	3.73%	3.83%
Portfolio turnover rate	19.43%	8.15%	7.30%	11.85%	39.85%
Without expense reimbursement:*
Ratio of expenses to average net assets		1.73%	1.73%
Ratio of net income to average net assets		3.67%	4.14%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

OHIO SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.03	$7.64	$7.64	$8.37	$8.19	$8.08	$7.69	$7.68	$8.06

Income from Investment
Operations:
Net investment income	0.36	0.38	0.39	0.38	0.40	0.29	0.31	0.33	0.11
Net realized and unrealized gain (loss)
on investments	0.23	0.39	0.02	(0.60)	0.29	0.23	0.39	0.03	(0.38)

Total from Investment Operations	0.59	0.77	0.41	(0.22)	0.69	0.52	0.70	0.36	(0.27)

Less Distributions:
Dividends from net investment income	(0.36)	(0.38)	(0.39)	(0.38)	(0.40)	(0.29)	(0.31)	(0.33)	(0.11)
Distributions from net realized capital gain	ø	ø	(0.02)	(0.13)	(0.11)	ø	ø	(0.02)	—

Total Distributions	(0.36)	(0.38)	(0.41)	(0.51)	(0.51)	(0.29)	(0.31)	(0.35)	(0.11)

Net Asset Value, End of Period	$8.26	$8.03	$7.64	$7.64	$8.37	$8.31	$8.08	$7.69	$7.68

TOTAL RETURN:	7.59%	10.30%	5.58%	(2.68)%	8.77%	6.61%	9.26%	4.78%	(3.51)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$129,662	$128,433	$128,364	$135,034	$153,126	$1,331	$812	$222	$18
Ratio of expenses to average net assets	0.85%	0.70%	0.71%	0.81%	0.78%	1.75%	1.60%	1.61%	1.71	%†
Ratio of net income to average net assetsøø	4.51%	4.81%	5.21%	4.78%	4.92%	3.61%	3.91%	4.31%	3.99	%†
Portfolio turnover rate	0.79%	7.57%	9.02%	6.07%	24.74%	0.79%	7.57%	9.02%	6.07	%††
Without expense reimbursement:*
Ratio of expenses to average net assets		0.84%	0.84%				1.74%	1.74%
Ratio of net income to average net assets		4.67%	5.08%				3.77%	4.18%

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.08	$7.69	$7.68	$8.41	$8.23

Income from Investment
Operations:
Net investment income	0.29	0.31	0.33	0.31	0.33
Net realized and unrealized gain (loss)
on investments	0.23	0.39	0.03	(0.60)	0.29

Total from Investment Operations	0.52	0.70	0.36	(0.29)	0.62

Less Distributions:
Dividends from net investment income	(0.29)	(0.31)	(0.33)	(0.31)	(0.33)
Distributions from net realized capital gain	ø	ø	(0.02)	(0.13)	(0.11)

Total Distributions	(0.29)	(0.31)	(0.35)	(0.44)	(0.44)

Net Asset Value, End of Year	$8.31	$8.08	$7.69	$7.68	$8.41

TOTAL RETURN:	6.61%	9.26%	4.78%	(3.52)%	7.78%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$1,683	$1,583	$1,425	$1,327	$1,103
Ratio of expenses to average net assets	1.75%	1.60%	1.61%	1.71%	1.69%
Ratio of net income to average net assetsøø	3.61%	3.91%	4.31%	3.88%	4.01%
Portfolio turnover rate	0.79%	7.57%	9.02%	6.07%	24.74%
Without expense reimbursement:*
Ratio of expenses to average net assets		1.74%	1.74%
Ratio of net income to average net assets		3.77%	4.18%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

OREGON SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$7.85	$7.47	$7.48	$8.05	$7.87	$7.85	$7.47	$7.48	$7.83

Income from Investment
Operations:
Net investment incomeøø	0.34	0.35	0.36	0.35	0.36	0.27	0.28	0.29	0.10
Net realized and unrealized gain (loss)
on investmentsøø	0.23	0.42	0.04	(0.52)	0.28	0.23	0.42	0.04	(0.35)

Total from Investment Operations	0.57	0.77	0.40	(0.17)	0.64	0.50	0.70	0.33	(0.25)

Less Distributions:
Dividends from net investment income	(0.34)	(0.35)	(0.36)	(0.35)	(0.36)	(0.27)	(0.28)	(0.29)	(0.10)
Distributions from net realized capital gain	(0.05)	(0.04)	(0.05)	(0.05)	(0.10)	(0.05)	(0.04)	(0.05)	—

Total Distributions	(0.39)	(0.39)	(0.41)	(0.40)	(0.46)	(0.32)	(0.32)	(0.34)	(0.10)

Net Asset Value, End of Period	$8.03	$7.85	$7.47	$7.48	$8.05	$8.03	$7.85	$7.47	$7.48

TOTAL RETURN:	7.41%	10.52%	5.55%	(2.16)%	8.48%	6.45%	9.53%	4.62%	(3.32)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$60,143	$54,994	$52,890	$54,473	$57,601	$1,511	$1,166	$364	$—
Ratio of expenses to average net assets	0.90%	0.88%	0.89%	0.86%	0.88%	1.80%	1.78%	1.79%	1.73%†
Ratio of net income to average net assetsøø	4.34%	4.57%	4.86%	4.52%	4.60%	3.44%	3.67%	3.96%	3.77%†
Portfolio turnover rate	6.06%	14.58%	14.46%	12.28%	12.62%	6.06%	14.58%	14.46%	12.28%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$7.85	$7.47	$7.48	$8.04	$7.87

Income from Investment
Operations:
Net investment incomeøø	0.27	0.28	0.29	0.28	0.29
Net realized and unrealized gain (loss)
on investmentsøø	0.23	0.42	0.04	(0.51)	0.27

Total from Investment Operations	0.50	0.70	0.33	(0.23)	0.56

Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.29)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.05)	(0.04)	(0.05)	(0.05)	(0.10)

Total Distributions	(0.32)	(0.32)	(0.34)	(0.33)	(0.39)

Net Asset Value, End of Year	$8.03	$7.85	$7.47	$7.48	$8.04

TOTAL RETURN:	6.45%	9.53%	4.62%	(2.92)%	7.37%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$2,688	$2,345	$2,465	$2,231	$2,650
Ratio of expenses to average net assets	1.80%	1.78%	1.79%	1.76%	1.79%
Ratio of net income to average net assetsøø	3.44%	3.67%	3.96%	3.62%	3.69%
Portfolio turnover rate	6.06%	14.58%	14.46%	12.28%	12.62%

See footnotes on page 71.

FINANCIAL HIGHLIGHTS

SOUTH CAROLINA SERIES

	CLASS A					CLASS C

	YEAR ENDED SEPTEMBER 30,					YEAR ENDED SEPTEMBER 30,			5/27/99**
									TO
	2002	2001	2000	1999	1998	2002	2001	2000	9/30/99

PER SHARE DATA:
Net Asset Value, Beginning of Period	$8.07	$7.66	$7.67	$8.38	$8.16	$8.06	$7.65	$7.66	$8.08

Income from Investment
Operations:
Net investment income	0.36	0.37	0.38	0.38	0.39	0.29	0.29	0.31	0.11
Net realized and unrealized gain (loss)
on investments	0.19	0.41	0.07	(0.64)	0.29	0.19	0.41	0.07	(0.42)

Total from Investment Operations	0.55	0.78	0.45	(0.26)	0.68	0.48	0.70	0.38	(0.31)

Less Distributions:
Dividends from net investment income	(0.36)	(0.37)	(0.38)	(0.38)	(0.39)	(0.29)	(0.29)	(0.31)	(0.11)
Distributions from net realized capital gain	(0.01)	—	(0.08)	(0.07)	(0.07)	(0.01)	—	(0.08)	—

Total Distributions	(0.37)	(0.37)	(0.46)	(0.45)	(0.46)	(0.30)	(0.29)	(0.39)	(0.11)

Net Asset Value, End of Period	$8.25	$8.07	$7.66	$7.67	$8.38	$8.24	$8.06	$7.65	$7.66

TOTAL RETURN:	7.00%	10.28%	6.07%	(3.32)%	8.66%	6.04%	9.30%	5.12%	(4.01)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s omitted)	$81,410	$84,109	$81,138	$92,793	$106,328	$3,279	$1,589	$893	$335
Ratio of expenses to average net assets	0.87%	0.88%	0.86%	0.83%	0.80%	1.77%	1.78%	1.76%	1.72%†
Ratio of net income to average net assetsøø	4.54%	4.59%	5.04%	4.65%	4.74%	3.64%	3.69%	4.14%	3.96%†
Portfolio turnover rate	—	2.80%	3.49%	18.06%	16.63%	—	2.80%	3.49%	18.06%††

	CLASS D

	YEAR ENDED SEPTEMBER 30,

	2002	2001	2000	1999	1998

PER SHARE DATA:
Net Asset Value, Beginning of Year	$8.06	$7.65	$7.66	$8.38	$8.16

Income from Investment
Operations:
Net investment income	0.29	0.29	0.31	0.30	0.31
Net realized and unrealized gain (loss)
on investments	0.19	0.41	0.07	(0.65)	0.29

Total from Investment Operations	0.48	0.70	0.38	(0.35)	0.60

Less Distributions:
Dividends from net investment income	(0.29)	(0.29)	(0.31)	(0.30)	(0.31)
Distributions from net realized capital gain	(0.01)	—	(0.08)	(0.07)	(0.07)

Total Distributions	(0.30)	(0.29)	(0.39)	(0.37)	(0.38)

Net Asset Value, End of Year	$8.24	$8.06	$7.65	$7.66	$8.38

TOTAL RETURN:	6.04%	9.30%	5.12%	(4.32)%	7.68%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (000s omitted)	$4,815	$4,378	$4,443	$5,936	$5,594
Ratio of expenses to average net assets	1.77%	1.78%	1.76%	1.73%	1.71%
Ratio of net income to average net assetsøø	3.64%	3.69%	4.14%	3.75%	3.83%
Portfolio turnover rate	—	2.80%	3.49%	18.06%	16.63%
*	During the periods stated, the Manager, at its discretion, reimbursed expenses for the Michigan, New York and Ohio Series. Absent such reimbursements, returns would have been lower.
**	Commencement of offering of Class C shares. † Annualized. For the year ended September 30, 1999.
ø	Capital gain of $0.002 per share was paid.
øø	The effects of the accounting change in Note 8, for the year ended September 30, 2002, were to increase net investment income and net realized and unrealized loss on investments per share by $0.01 for the National and Minnesota Series Classes A, C and D, and the Louisiana, Maryland and Oregon Series Classes C and D; and to increase the ratios of net income to average net assets of each share class for the Georgia, Michigan, New York and Ohio Series by 0.03%; the National, Colorado, Maryland and Missouri Series by 0.04%; the Louisiana, Massachusetts, and Oregon Series by 0.05%; the South Carolina Series by 0.06%; and the Minnesota Series by 0.09%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders,

Seligman Municipal Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Fund”, comprising, respectively, the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series), as of September 30, 2002, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2002, and the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 8, 2002

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Independent Directors

Number of
	Term of		Portfolios in
	Office and		Fund
Name, (Age),	Length o		Complex
Position(s) held	Time	Principal Occupation(s) During	Overseen by
with Fundø	Served#	Past Five Years, Directorships and Other Information	Director

John R.	1995 to Date	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or	61
Galvin (73)[2,4]		Trustee of each of the investment companies of the Seligman Group of Funds†; and
Director		Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for
Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and a
Trustee of the Institute for Defense Analysis. From June 1987 to June 1992, Mr. Galvin was
the Supreme Allied Commander, Europe and the Commander-in-Chief, United States
European Command.

Alice S.	1991 to Date	President Emeritus, Sarah Lawrence College; Director or Trustee of each of the investment	61
Ilchman (67)[3,4]		companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer
Director		Fellowships (summer internships for college students); Trustee, Save the Children (non-profit child-assistance organization) and the Committee for Economic Development; a Governor of
the Court of Governors, London School of Economics; and Director, Public Broadcasting
Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and
Director, New York Telephone Company.

Frank A.	1995 to Date	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation	61
McPherson (69)[3,4]		(diversified energy company); Director or Trustee of each of the investment companies of
Director		the Seligman Group of Funds†; Director, ConocoPhillips (oil and gas exploration and pro-
duction); Integris Health (owner of various hospitals); BOK Financial (bank holding compa-
ny); Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical Research
Foundation; Boys and Girls Clubs of Oklahoma; Oklahoma City Public Schools Foundation
and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark
Corporation (consumer products).

John E.	1983 to Date	Retired Chairman and Senior Partner, Sullivan & Cromwell (law firm); Director or Trustee of	61
Merow (72)[2,4]		each of the investment companies of the Seligman Group of Funds†; Director,
Director		Commonwealth Industries, Inc. (manufacturers of aluminum sheet products); Director and
Treasurer, the Foreign Policy Association; Director Emeritus, Municipal Art Society of New
York; Trustee and Secretary, the U.S. Council for International Business; Trustee and Vice
Chairman, New York-Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian
Hospital; and Member of the American Law Institute and Council on Foreign Relations.

Betsy S.	1984 to Date	Attorney; Director or Trustee of each of the investment companies of the Seligman Group of	61
Michel (60)[2,4]		Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation) and World
Director		Learning, Inc. (charitable foundation). Formerly, Chairman of the Board of Trustees of St.
George’s School (Newport, RI).

See footnotes on page 76.

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Independent Directors (continued)
Number of
	Term of		Portfolios in
	Office and		Fund
Name, (Age),	Length of		Complex
Position(s) held	Time	Principal Occupation(s) During	Overseen by
with Fundø	Served#	Past Five Years, Directorships and Other Information	Director

Leroy C.	2000 to Date	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical stan-	60
Richie (61)[2,4]		dards); Director or Trustee of each of the investment companies of the Seligman Group of Funds
Director		(except Seligman Cash Management Fund, Inc.)†; Director, Kerr-McGee Corporation (diversified energy company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman,
Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law
Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth
Corp.; and Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coat-
ing technologies). From 1990 through 1997, Mr. Richie was Vice President and General Counsel,
Automotive Legal Affairs, of Chrysler Corporation.

James Q.	1991 to Date	Director or Trustee of each of the investment companies of the Seligman Group of Funds†;	61
Riordan (75)[3,4]		Director or Trustee, The Houston Exploration Company (oil exploration) and the Committee for
Director		Economic Development. Formerly, Vice Chairman of Mobil Corporation (petroleum and petro-
chemicals company); Director and President, Bekaert Corporation (high-grade steel cord, wire and fencing products company); Co-Chairman of the Policy Council of the Tax Foundation; Director
or Trustee, Brooklyn Museum, KeySpan Corporation (diversified energy and electric company);
Tesoro Petroleum Companies, Inc., Dow Jones & Company, Inc. (business and financial news company); and Public Broadcasting Service (PBS).

Robert L.	1983 to Date	Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the invest-	61
Shafer (70)[3,4]		ment companies of the Seligman Group of Funds†. From 1987 through 1997, Director, USLIFE
Director		Corporation (life insurance).

James N.	1993 to Date	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.	61
Whitson (67)[2,4]		(a diversified holding company); Director or Trustee of each of the investment companies of
Director		the Seligman Group of Funds†; Director and Consultant, Sammons Enterprises, Inc.; Director,
C-SPAN (cable television network) and CommScope, Inc. (manufacturer of coaxial cable).

See footnotes on page 76.

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Interested Directors and Principal Officers

Number of
	Term of		Portfolios in
	Office and		Fund
Name, (Age),	Length of		Complex
Position(s) held	Time	Principal Occupation(s) During	Overseen by
with Fundø	Served#	Past Five Years, Directorships and Other Information	Director

William C.	1988 to Date	Chairman, J. & W. Seligman & Co. Incorporated; Chairman and Chief Executive Officer of each	61
Morris (64)*1		of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors,
Director, Chairman of		Inc., Seligman Services, Inc. (broker-dealer) and Carbo Ceramics Inc. (ceramic proppants for oil
the Board and Chief		and gas industry); and Director, Seligman Data Corp. and Kerr-McGee Corporation (diversified
Executive Officer		energy company).

Brian T. Zino (50)*1	Dir: 1993	Director and President, J. & W. Seligman & Co. Incorporated; President of each of the invest-	61
Director	to Date	ment companies of the Seligman Group of Funds, with the exception of Seligman Quality
and President	Pres: 1995	Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.; and Director or Trustee of each
	to Date	of the investment companies of the Seligman Group of Funds†, Seligman Advisors, Inc., and
Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of
the Investment Company Institute; and Chairman, ICI Mutual Insurance Company.

Paul C.	May 2002	Managing Director and Chief Investment Officer, J. & W. Seligman & Co. Incorporated;	60
Guidone (44)*1	to Date	Director or Trustee of each of the investment companies of the Seligman Group of Funds
Director		(except Seligman Cash Management Fund, Inc.)†; Member of the Association of Investment
Management and Research, the New York Society of Security Analysts and the London Society
of Investment Professionals. Formerly, Deputy Chairman and Group Chief Executive Officer,
HSBC Asset Management; Managing Director and Chief Investment Officer, Prudential
Diversified Investments.

Thomas G.	1983 to Date	Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and	N/A
Moles (60)		Portfolio Manager, Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund,
Vice President and		Inc. and Seligman Pennsylvania Municipal Fund Series; President and Portfolio Manager,
Portfolio Manager		Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., closed-end investment companies; and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Thomas G.	2000 to Date	Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc.,	N/A
Rose (44)		and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman
Vice President		Group of Funds†, Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of
each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

See footnotes on page 76.

DIRECTORS AND OFFICERS OF THE FUND

Information pertaining to the Directors and Officers of Seligman Municipal Fund Series is set forth below.

Interested Directors and Principal Officers (continued)

Number of
	Term of		Portfolios in
	Office and		Fund
Name, (Age),	Length of		Complex
Position(s) held	Time	Principal Occupation(s) During	Overseen by
with Fundø	Served#	Past Five Years, Directorships and Other Information	Director

Lawrence P.	VP: 1992	Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co.	N/A
Vogel (46)	to Date	Incorporated; Vice President and Treasurer of each of the investment companies of the
Vice President and	Treas: 2000	Seligman Group of Funds†; Treasurer, Seligman Data Corp. Formerly, Senior Vice President,
Treasurer	to Date	Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data
Corp.; Vice President, Seligman Services, Inc. and Vice President and Treasurer, Seligman
International, Inc. and Treasurer, Seligman Henderson Co.

Frank J. Nasta (38)	1994 to Date	General Counsel, Senior Vice President, Law and Regulation and Corporate Secretary, J. & W.	N/A
Secretary		Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman
Group of Funds†, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc.
and Seligman Data Corp. Formerly, Corporate Secretary, Seligman Henderson Co.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

Ø	The address for each of the directors and officers is 100 Park Avenue, 8th Floor, New York, NY 10017.
#	Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
†	The Seligman Group of investment companies consists of 23 registered investment companies.
*	Mr. Morris, Mr. Zino, and Mr. Guidone are considered “interested persons” of the Fund, as defined in the Investment
Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

FOR MORE INFORMATION

Manager	General Distributor	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Advisors, Inc.	(800) 221-2450	Shareholder Services
100 Park Avenue	100 Park Avenue
New York, NY 10017	New York, NY 10017	(212) 682-7600	Outside the
United States

General Counsel	Shareholder Service Agent	(800) 622-4597	24-Hour Automated
Sullivan & Cromwell	Seligman Data Corp.		Telephone Access
	100 Park Avenue		Service
Independent Auditors	New York, NY 10017
Deloitte & Touche LLP		Website: www.seligman.com

GLOSSARY OF FINANCIAL TERMS

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s financial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017
www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA2 9/02

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